ActivePassive Core Bond ETF
Schedule of Investments
May 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 28.4%	Par	Value
United States Treasury Inflation Indexed Bonds, 1.63%, 04/15/2030	$587,703	$589,613
United States Treasury Note/Bond
2.88%, 06/15/2025	6,000	5,981
2.75%, 06/30/2025	1,066,000	1,064,633
3.00%, 07/15/2025	920,000	918,482
4.25%, 10/15/2025	11,000	10,970
4.25%, 12/31/2025	683,000	682,885
4.25%, 01/31/2026	276,000	275,907
4.00%, 02/15/2026	380,000	379,320
4.63%, 02/28/2026	300,000	300,793
4.63%, 03/15/2026	1,674,000	1,679,000
4.50%, 03/31/2026	7,772,000	7,791,208
3.75%, 04/15/2026	1,455,000	1,449,519
4.88%, 04/30/2026	829,000	834,022
4.88%, 05/31/2026	902,000	908,260
4.63%, 06/30/2026	868,000	872,442
1.88%, 07/31/2026	345,000	336,402
4.38%, 07/31/2026	869,000	871,580
6.75%, 08/15/2026	1,661,000	1,715,696
0.75%, 08/31/2026	186,000	178,132
3.75%, 08/31/2026	1,485,000	1,479,170
2.00%, 11/15/2026	673,000	654,046
1.63%, 11/30/2026	205,000	197,522
4.25%, 11/30/2026	894,000	897,178
4.38%, 12/15/2026	864,000	868,792
4.00%, 01/15/2027	3,055,000	3,055,776
4.13%, 01/31/2027	803,000	804,945
4.25%, 03/15/2027	548,000	550,890
3.88%, 03/31/2027	888,000	887,081
4.50%, 04/15/2027	1,496,000	1,511,252
4.63%, 06/15/2027	2,856,000	2,896,274
3.25%, 06/30/2027	5,000	4,926
4.38%, 07/15/2027	1,536,000	1,550,820
3.75%, 08/15/2027	512,000	510,480
3.38%, 09/15/2027	4,779,000	4,727,383
0.38%, 09/30/2027	15,000	13,809
0.50%, 10/31/2027	1,136,000	1,048,359
4.13%, 11/15/2027	4,141,000	4,164,536
6.13%, 11/15/2027	1,666,000	1,754,181
0.63%, 11/30/2027	5,000	4,606
0.63%, 12/31/2027	1,422,000	1,309,518
4.25%, 01/15/2028	2,800,000	2,825,977
0.75%, 01/31/2028	5,000	4,597
4.00%, 02/29/2028	512,000	513,760
3.88%, 03/15/2028	3,796,000	3,798,521
3.63%, 03/31/2028	1,510,000	1,500,798
3.75%, 05/15/2028	3,005,000	2,996,196
1.25%, 05/31/2028	11,000	10,169
1.25%, 06/30/2028	5,000	4,612
1.00%, 07/31/2028	3,798,000	3,476,283
2.88%, 08/15/2028	1,173,000	1,137,787
1.13%, 08/31/2028	6,000	5,487
1.25%, 09/30/2028	5,000	4,581
1.38%, 10/31/2028	5,000	4,591
5.25%, 11/15/2028	1,659,000	1,730,415
1.50%, 11/30/2028	1,334,000	1,230,745
1.38%, 12/31/2028	1,311,000	1,201,869
3.75%, 12/31/2028	702,000	698,709
1.75%, 01/31/2029	5,000	4,625
4.00%, 01/31/2029	263,000	263,863
1.88%, 02/28/2029	10,000	9,278
4.25%, 02/28/2029	296,000	299,532
2.38%, 03/31/2029	5,000	4,717
4.63%, 04/30/2029	1,638,000	1,679,814
2.38%, 05/15/2029	5,000	4,710
4.50%, 05/31/2029	894,000	913,085
4.25%, 06/30/2029	2,911,000	2,946,705
4.00%, 07/31/2029	3,378,000	3,387,567
1.63%, 08/15/2029	5,000	4,555
3.63%, 08/31/2029	1,350,000	1,334,048
1.75%, 11/15/2029	5,000	4,552
4.13%, 11/30/2029	1,881,000	1,895,585
3.88%, 12/31/2029	5,000	4,972
4.25%, 01/31/2030	1,310,000	1,326,426
1.50%, 02/15/2030	5,000	4,469
4.00%, 02/28/2030	1,610,000	1,613,711
3.63%, 03/31/2030	658,000	648,156
4.00%, 03/31/2030	3,178,000	3,183,959
3.50%, 04/30/2030	606,000	593,265
0.63%, 05/15/2030	3,436,000	2,923,284
3.75%, 05/31/2030	1,080,000	1,068,905
3.75%, 06/30/2030	1,324,000	1,309,932
4.00%, 07/31/2030	1,582,000	1,582,618
0.63%, 08/15/2030	6,524,000	5,499,401
4.13%, 08/31/2030	5,000	5,017
4.63%, 09/30/2030	323,000	332,494
4.88%, 10/31/2030	627,000	652,876
0.88%, 11/15/2030	4,518,000	3,828,123
4.38%, 11/30/2030	684,000	695,596
3.75%, 12/31/2030	3,461,000	3,411,586
4.00%, 01/31/2031	1,256,000	1,253,179
1.13%, 02/15/2031	4,296,000	3,671,066
4.25%, 02/28/2031	5,641,000	5,698,291
4.13%, 03/31/2031	9,783,000	9,812,999
4.63%, 04/30/2031	525,000	540,166
1.63%, 05/15/2031	15,000	13,039
4.63%, 05/31/2031	215,000	220,616
4.25%, 06/30/2031	4,153,000	4,188,690
4.13%, 07/31/2031	555,000	555,911
1.25%, 08/15/2031	4,666,000	3,941,494
3.75%, 08/31/2031	1,215,000	1,191,198
1.38%, 11/15/2031	3,500,000	2,956,338
4.38%, 01/31/2032	1,623,000	1,644,334
1.88%, 02/15/2032	2,685,000	2,329,133
2.88%, 05/15/2032	1,268,000	1,169,581
2.75%, 08/15/2032	1,291,000	1,176,272
3.50%, 02/15/2033	1,414,000	1,346,863
3.38%, 05/15/2033	5,000	4,696
3.88%, 08/15/2033	8,510,000	8,279,964
4.50%, 11/15/2033	776,000	787,761
4.00%, 02/15/2034	6,433,000	6,287,001
4.38%, 05/15/2034	14,219,000	14,262,324
3.88%, 08/15/2034	2,992,000	2,883,248
4.63%, 02/15/2035	2,240,000	2,282,525
4.25%, 05/15/2035	1,630,000	1,611,790
4.75%, 02/15/2037	587,000	602,867
4.50%, 05/15/2038	2,512,000	2,503,169
1.13%, 05/15/2040	589,000	358,094
1.13%, 08/15/2040	98,000	58,810
1.38%, 11/15/2040	638,000	398,276
1.88%, 02/15/2041	640,000	431,325
2.25%, 05/15/2041	147,000	104,433
4.38%, 05/15/2041	24,000	22,787
1.75%, 08/15/2041	637,000	414,000
3.75%, 08/15/2041	1,155,000	1,015,768
2.00%, 11/15/2041	615,000	414,717
3.13%, 11/15/2041	19,000	15,237
2.38%, 02/15/2042	587,000	418,398
3.13%, 02/15/2042	971,000	775,539
3.25%, 05/15/2042	623,000	505,591
3.88%, 02/15/2043	580,000	509,652
2.88%, 05/15/2043	2,170,000	1,639,706
3.88%, 05/15/2043	51,000	44,597
4.38%, 08/15/2043	264,000	247,020
3.75%, 11/15/2043	248,000	212,061
4.75%, 11/15/2043	2,244,000	2,200,785
4.50%, 02/15/2044	502,000	476,233
4.63%, 05/15/2044	4,833,000	4,654,406
3.13%, 08/15/2044	690,000	532,755
4.13%, 08/15/2044	1,851,000	1,663,948
2.88%, 08/15/2045	200,000	145,923
3.00%, 02/15/2047	626,000	460,342
2.75%, 08/15/2047	194,000	134,912
2.75%, 11/15/2047	298,000	207,157
3.13%, 05/15/2048	714,000	529,866
3.00%, 08/15/2048	515,000	372,409
3.38%, 11/15/2048	802,000	620,516
3.00%, 02/15/2049	660,000	475,522
2.88%, 05/15/2049	794,000	557,118
2.25%, 08/15/2049	2,472,000	1,513,134
2.38%, 11/15/2049	795,000	499,251
2.00%, 02/15/2050	338,000	193,663
1.38%, 08/15/2050	2,028,000	973,480
1.63%, 11/15/2050	364,000	187,005
1.88%, 02/15/2051	1,403,000	768,033
2.38%, 05/15/2051	1,372,000	849,220
2.00%, 08/15/2051	540,000	303,550
1.88%, 11/15/2051	2,493,000	1,351,430
2.25%, 02/15/2052	2,113,000	1,258,968
2.88%, 05/15/2052	2,005,000	1,378,281
3.00%, 08/15/2052	296,000	208,807
3.63%, 02/15/2053	686,000	548,076
3.63%, 05/15/2053	605,000	482,877
4.13%, 08/15/2053	499,000	436,450
4.75%, 11/15/2053	2,870,000	2,785,918
4.25%, 02/15/2054	400,000	357,367
4.63%, 05/15/2054	879,000	836,355
4.25%, 08/15/2054	300,000	268,359
4.63%, 02/15/2055	2,872,000	2,740,067
4.75%, 05/15/2055	860,000	838,097
TOTAL U.S. TREASURY SECURITIES (Cost $235,629,030)		232,949,718

EXCHANGE TRADED FUNDS - 26.1%	Shares	Value
iShares Core U.S. Aggregate Bond ETF (a)	240,115	23,555,281
iShares MBS ETF	1,174,467	108,814,368
Vanguard Total International Bond ETF (a)	1,652,207	81,701,636
TOTAL EXCHANGE TRADED FUNDS (Cost $212,545,954)		214,071,285

CORPORATE BONDS - 22.5%	Par	Value
Advertising & Marketing - 0.0%(b)
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (c)	12,000	11,351
Stagwell Global LLC, 5.63%, 08/15/2029 (c)	14,000	13,142
		24,493

Aerospace & Defense - 0.1%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (c)	14,000	14,321
Goat Holdco LLC, 6.75%, 02/01/2032 (c)	203,000	201,860
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (c)	8,000	8,822
TransDigm, Inc.
6.75%, 08/15/2028 (c)	137,000	139,199
4.63%, 01/15/2029	10,000	9,668
6.88%, 12/15/2030 (c)	70,000	72,055
7.13%, 12/01/2031 (c)	115,000	118,808
6.00%, 01/15/2033 (c)	165,000	162,980
		727,713

Airlines - 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (c)	307,000	300,905
AS Mileage Plan IP Ltd., 5.31%, 10/20/2031 (c)	231,000	224,284
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (a)(c)	4,000	3,949
OneSky Flight LLC, 8.88%, 12/15/2029 (c)	7,000	7,046
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	415,497	406,396
United Airlines 2020-1 Class A Pass Through Trust, Series 2020-1, 5.88%, 10/15/2027	119,249	121,175
United Airlines Class B Pass Through Trust, Series 2020-1, 4.88%, 01/15/2026	219,368	217,813
United Airlines, Inc., 4.63%, 04/15/2029 (c)	9,000	8,533
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030 (c)	5,000	4,483
		1,294,584

Apparel & Textile Products - 0.0%(b)
Champ Acquisition Corp., 8.38%, 12/01/2031 (c)	20,000	20,997

Automobiles & Components - 0.1%
General Motors Co., 6.80%, 10/01/2027	375,000	387,846
Goodyear Tire & Rubber Co., 5.25%, 04/30/2031 (a)	215,000	200,431
Phinia, Inc., 6.75%, 04/15/2029 (c)	7,000	7,146
		595,423

Automobiles Manufacturing - 0.9%
American Honda Finance Corp., 4.60%, 04/17/2030	55,000	54,497
BMW US Capital LLC
4.90%, 04/02/2029 (a)(c)	379,000	379,937
4.15%, 04/09/2030 (c)	164,000	159,306
2.55%, 04/01/2031 (c)	284,000	249,105
5.15%, 08/11/2033 (c)	82,000	81,464
Ford Motor Credit Co. LLC, 6.50%, 02/07/2035	1,445,000	1,409,911
General Motors Financial Co., Inc., 5.85%, 04/06/2030	45,000	45,872
Hyundai Capital America
1.80%, 10/15/2025 (c)	401,000	395,412
1.50%, 06/15/2026 (c)	233,000	224,450
5.45%, 06/24/2026 (c)	11,000	11,030
3.50%, 11/02/2026 (c)	94,000	92,038
5.30%, 03/19/2027 (c)	10,000	10,047
5.30%, 06/24/2029 (c)	9,000	9,068
Mercedes-Benz Finance North America LLC
3.50%, 08/03/2025 (c)	726,000	724,354
4.80%, 03/30/2026 (c)	436,000	435,883
3.75%, 02/22/2028 (c)	1,071,000	1,047,690
5.10%, 08/03/2028 (c)	312,000	315,075
2.63%, 03/10/2030 (c)	857,000	775,871
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (c)	332,000	305,233
6.20%, 11/16/2028 (c)	344,000	354,245
6.45%, 11/16/2030 (c)	200,000	209,122
		7,289,610

Banks - 3.4%
Bank of America Corp.
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	1,452,000	1,433,068
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029	675,000	663,030
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029	264,000	267,654
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033	34,000	29,904
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	19,000	18,992
5.43% to 08/15/2034 then SOFR + 1.91%, 08/15/2035	700,000	686,141
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	1,300,000	1,310,761
Bank of Nova Scotia, 4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029	370,000	371,822
Barclays PLC
7.12% to 06/27/2033 then SOFR + 3.57%, 06/27/2034	700,000	754,484
6.04% to 03/12/2054 then SOFR + 2.42%, 03/12/2055	200,000	198,623
BNP Paribas SA, 5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (c)	369,000	372,812
BPCE SA
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (c)	260,000	222,660
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (c)	1,280,000	1,296,744
6.92% to 01/14/2045 then SOFR + 2.61%, 01/14/2046 (c)	957,000	977,288
CaixaBank SA, 6.84% to 09/13/2033 then SOFR + 2.77%, 09/13/2034 (c)	532,000	576,802
Citibank NA, 5.80%, 09/29/2028	500,000	520,462
Citigroup, Inc.
3.88% to 02/18/2026 then 5 yr. CMT Rate + 3.42%, Perpetual	220,000	215,539
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028	215,000	211,730
3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028	809,000	787,526
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030	725,000	734,519
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	555,000	539,258
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031	122,000	119,036
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	1,066,000	1,092,685
6.02% to 01/24/2035 then SOFR + 1.83%, 01/24/2036	570,000	573,652
5.32% to 03/26/2040 then SOFR + 4.55%, 03/26/2041	732,000	698,384
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	27,000	27,381
First Citizens BancShares, Inc., 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	465,000	448,541
First-Citizens Bank & Trust Co., 6.13%, 03/09/2028	358,000	369,829
Huntington Bancshares, Inc., 6.14% to 11/18/2034 then 5 yr. CMT Rate + 1.70%, 11/18/2039	340,000	338,410
JPMorgan Chase & Co.
3.54% to 05/01/2027 then 3 mo. Term SOFR + 1.64%, 05/01/2028	447,000	437,865
4.92% to 01/24/2028 then SOFR + 0.80%, 01/24/2029	390,000	392,501
2.96% to 05/13/2030 then 3 mo. Term SOFR + 2.52%, 05/13/2031	260,000	236,225
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	1,250,000	1,265,297
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	1,050,000	1,068,694
3.88% to 07/24/2037 then 3 mo. Term SOFR + 1.62%, 07/24/2038	44,000	37,818
4.26% to 02/22/2047 then 3 mo. Term SOFR + 1.84%, 02/22/2048	210,000	171,619
Lloyds Banking Group PLC, 5.59% to 11/26/2034 then 1 yr. CMT Rate + 1.20%, 11/26/2035	545,000	545,063
Mizuho Financial Group, Inc.
3.26% to 05/22/2029 then 1 yr. CMT Rate + 1.25%, 05/22/2030	624,000	590,689
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031	307,000	264,829
Morgan Stanley Bank NA, 5.48%, 07/16/2025	376,000	375,239
National Australia Bank Ltd.
2.33%, 08/21/2030 (c)	250,000	218,689
2.99%, 05/21/2031 (c)	250,000	221,165
NatWest Group PLC, 5.12% to 05/23/2030 then 1 yr. CMT Rate + 1.05%, 05/23/2031	630,000	632,646
PNC Financial Services Group, Inc.
3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	332,000	316,058
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	5,000	5,090
5.58% to 01/29/2035 then SOFR + 1.39%, 01/29/2036	305,000	306,376
Regions Financial Corp., 5.72% to 06/06/2029 then SOFR + 1.49%, 06/06/2030	413,000	421,432
Santander Holdings USA, Inc., 6.12% to 05/31/2026 then SOFR + 1.23%, 05/31/2027	115,000	115,764
Synovus Financial Corp., 5.20%, 08/11/2025	11,000	10,967
Toronto-Dominion Bank, 5.15% to 09/10/2029 then 5 yr. CMT Rate + 1.50%, 09/10/2034	330,000	327,049
Truist Financial Corp., 7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029	497,000	533,830
US Bancorp
3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual	290,000	276,415
6.79% to 10/26/2026 then SOFR + 1.88%, 10/26/2027	226,000	232,192
5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034	335,000	345,153
2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	148,000	122,930
Wells Fargo & Co.
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028	506,000	484,368
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028	527,000	528,540
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	634,000	650,519
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	28,000	28,058
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	107,000	108,134
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	965,000	968,379
5.38%, 11/02/2043	175,000	161,016
		28,258,346

Biotechnology - 0.0%(b)
CSL Finance PLC, 4.95%, 04/27/2062 (c)	6,000	4,970

Cable & Satellite - 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (c)	88,000	83,851
4.50%, 05/01/2032	310,000	281,663
4.50%, 06/01/2033 (c)	250,000	221,976
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 06/01/2041	270,000	189,415
Cox Communications, Inc., 3.50%, 08/15/2027 (c)	1,029,000	1,002,737
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031 (c)	10,000	9,716
Sirius XM Radio LLC, 4.13%, 07/01/2030 (c)	31,000	28,118
Sky Group Finance Ltd., 6.50%, 10/15/2035 (c)	227,000	246,052
		2,063,528

Capital Goods - 1.0%
AGCO Corp., 5.45%, 03/21/2027	10,000	10,059
Air Lease Corp.
4.65% to 06/15/2026 then 5 yr. CMT Rate + 4.08%, Perpetual	217,000	213,457
1.88%, 08/15/2026	394,000	380,070
5.20%, 07/15/2031	450,000	454,292
ATI, Inc.
4.88%, 10/01/2029	280,000	271,175
7.25%, 08/15/2030	8,000	8,363
Atkore, Inc., 4.25%, 06/01/2031 (c)	16,000	14,508
Axon Enterprise, Inc.
6.13%, 03/15/2030 (c)	4,000	4,079
6.25%, 03/15/2033 (c)	65,000	65,945
BlueLinx Holdings, Inc., 6.00%, 11/15/2029 (c)	14,000	13,157
Boeing Co.
5.04%, 05/01/2027	630,000	634,012
5.15%, 05/01/2030	590,000	595,438
3.90%, 05/01/2049	225,000	157,466
5.81%, 05/01/2050	1,233,000	1,155,417
Bombardier, Inc.
7.25%, 07/01/2031 (c)	89,000	91,663
7.00%, 06/01/2032 (c)	165,000	168,532
Builders FirstSource, Inc., 4.25%, 02/01/2032 (c)	17,000	15,398
Caterpillar, Inc., 5.20%, 05/15/2035	205,000	205,299
Chart Industries, Inc., 7.50%, 01/01/2030 (c)	9,000	9,382
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029 (c)	5,000	4,436
Esab Corp., 6.25%, 04/15/2029 (c)	6,000	6,093
Fortive Corp., 4.30%, 06/15/2046	349,000	275,580
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030 (c)	18,000	18,880
General Dynamics Corp., 4.95%, 08/15/2035	300,000	294,556
Hexcel Corp., 5.88%, 02/26/2035	76,000	75,718
Hillenbrand, Inc., 3.75%, 03/01/2031	65,000	56,908
Howmet Aerospace, Inc.
6.75%, 01/15/2028	364,000	383,364
5.95%, 02/01/2037	250,000	261,344
Illinois Tool Works, Inc., 3.90%, 09/01/2042	348,000	281,433
Nordson Corp., 5.80%, 09/15/2033	97,000	100,655
Northrop Grumman Corp.
4.65%, 07/15/2030	140,000	140,106
5.25%, 07/15/2035	105,000	105,131
4.95%, 03/15/2053	703,000	617,255
5.20%, 06/01/2054	347,000	315,097
Otis Worldwide Corp., 5.13%, 11/19/2031	125,000	126,476
QXO Building Products, Inc., 6.75%, 04/30/2032 (c)	12,000	12,303
Rockwell Automation, Inc., 6.70%, 01/15/2028	339,000	357,278
RTX Corp., 3.03%, 03/15/2052	125,000	77,573
Terex Corp., 6.25%, 10/15/2032 (c)	120,000	117,807
		8,095,705

Casinos & Gaming - 0.0%(b)
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (c)	150,000	143,466
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 8.25%, 04/15/2030 (c)	10,000	10,158
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc., 8.00%, 08/01/2030 (c)	12,000	11,840
		165,464

Chemicals - 0.2%
Air Liquide Finance SA, 3.50%, 09/27/2046 (c)	238,000	174,128
Calderys Financing LLC, 11.25%, 06/01/2028 (c)	130,000	138,238
Celanese US Holdings LLC
6.75%, 04/15/2033 (a)	70,000	68,024
7.20%, 11/15/2033 (a)(d)	205,000	213,626
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (c)	6,000	5,957
LYB International Finance III LLC, 6.15%, 05/15/2035	210,000	212,820
Olympus Water US Holding Corp., 9.75%, 11/15/2028 (c)	195,000	204,183
Tronox, Inc., 4.63%, 03/15/2029 (c)	3,000	2,505
Windsor Holdings III LLC, 8.50%, 06/15/2030 (c)	197,000	208,173
WR Grace Holdings LLC, 7.38%, 03/01/2031 (c)	115,000	115,971
		1,343,625

Commercial & Professional Services - 0.1%
Brink's Co., 6.50%, 06/15/2029 (c)	8,000	8,148
CoreLogic, Inc., 4.50%, 05/01/2028 (c)	4,000	3,739
Equifax, Inc.
5.10%, 12/15/2027	275,000	277,065
3.10%, 05/15/2030	60,000	55,253
Republic Services, Inc.
5.00%, 04/01/2034	212,000	211,782
5.70%, 05/15/2041	129,000	129,952
Rollins, Inc., 5.25%, 02/24/2035 (c)	135,000	133,667
Thomson Reuters Corp., 5.65%, 11/23/2043	96,000	89,244
Waste Management, Inc., 3.90%, 03/01/2035	65,000	58,579
		967,429

Commercial Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.38%, 12/15/2031	455,000	457,744
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	240,000	236,570
Avolon Holdings Funding Ltd., 4.38%, 05/01/2026 (c)	609,000	605,030
Azorra Finance Ltd., 7.75%, 04/15/2030 (c)	11,000	11,013
GGAM Finance Ltd., 8.00%, 06/15/2028 (c)	17,000	17,825
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (c)	8,000	8,080
Penske Truck Leasing Co. Lp / PTL Finance Corp.
4.00%, 07/15/2025 (c)	336,000	334,761
1.20%, 11/15/2025 (c)	200,000	196,017
		1,867,040

Communications Equipment - 0.0%(b)
CommScope LLC, 9.50%, 12/15/2031 (c)	10,000	10,375

Construction Materials Manufacturing - 0.2%
Holcim Finance US LLC
3.50%, 09/22/2026 (c)	345,000	339,126
4.95%, 04/07/2030 (c)	165,000	165,736
5.40%, 04/07/2035 (c)	245,000	243,612
Holcim US Finance Luxembourg SA, 6.88%, 09/29/2039 (c)	70,000	74,633
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (c)	340,000	344,876
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (c)	75,000	76,028
Standard Industries, Inc., 4.75%, 01/15/2028 (c)	180,000	176,420
		1,420,431

Consumer Discretionary Distribution & Retail - 0.1%
Bath & Body Works, Inc., 6.63%, 10/01/2030 (c)	50,000	50,981
Genuine Parts Co., 6.88%, 11/01/2033	117,000	127,914
Home Depot, Inc., 4.88%, 06/25/2027	12,000	12,141
Lowe's Cos., Inc.
3.70%, 04/15/2046	348,000	252,117
5.75%, 07/01/2053	119,000	112,950
Upbound Group, Inc., 6.38%, 02/15/2029 (c)	5,000	4,778
Valvoline, Inc., 3.63%, 06/15/2031 (c)	13,000	11,519
		572,400

Consumer Durables & Apparel - 0.2%
Beazer Homes USA, Inc.
5.88%, 10/15/2027	180,000	177,899
7.50%, 03/15/2031 (c)	7,000	6,860
Crocs, Inc., 4.25%, 03/15/2029 (c)	5,000	4,712
Dream Finders Homes, Inc., 8.25%, 08/15/2028 (c)	11,000	11,303
LGI Homes, Inc.
4.00%, 07/15/2029 (c)	8,000	7,075
7.00%, 11/15/2032 (c)	225,000	208,652
Mattel, Inc., 3.75%, 04/01/2029 (c)	315,000	296,677
MDC Holdings, Inc., 3.97%, 08/06/2061	32,000	23,135
Meritage Homes Corp., 5.65%, 03/15/2035	482,000	469,865
Newell Brands, Inc., 6.63%, 09/15/2029	60,000	57,969
Tapestry, Inc., 5.50%, 03/11/2035	295,000	288,749
Whirlpool Corp., 5.50%, 03/01/2033	132,000	124,182
		1,677,078

Consumer Finance - 0.1%
Freedom Mortgage Corp., 12.25%, 10/01/2030 (c)	12,000	13,240
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032 (c)	14,000	13,803
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 7.00%, 07/15/2031 (c)	90,000	93,157
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/2029 (c)	110,000	111,837
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029 (c)	10,000	9,804
Planet Financial Group LLC, 10.50%, 12/15/2029 (c)	9,000	8,854
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029 (c)	10,000	10,392
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 3.88%, 03/01/2031 (c)	339,000	306,192
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032 (c)	105,000	106,929
United Wholesale Mortgage LLC, 5.50%, 04/15/2029 (c)	20,000	19,115
UWM Holdings LLC, 6.63%, 02/01/2030 (c)	95,000	92,984
		786,307

Consumer Products - 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029 (c)	6,000	5,760
Haleon US Capital LLC, 3.63%, 03/24/2032	260,000	240,439
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032 (a)	230,000	229,196
		475,395

Consumer Services - 0.3%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (c)	185,000	191,373
Aramark Services, Inc., 5.00%, 02/01/2028 (c)	6,000	5,927
Brinker International, Inc., 8.25%, 07/15/2030 (c)	12,000	12,674
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)(c)	70,000	65,261
7.00%, 02/15/2030 (c)	125,000	128,024
6.50%, 02/15/2032 (c)	15,000	15,092
Carnival Corp.
5.88%, 06/15/2031 (c)	24,000	23,969
6.13%, 02/15/2033 (a)(c)	355,000	355,208
Churchill Downs, Inc.
5.75%, 04/01/2030 (c)	11,000	10,826
6.75%, 05/01/2031 (c)	280,000	284,801
Great Canadian Gaming Corp., 8.75%, 11/15/2029 (c)	5,000	4,847
Life Time, Inc., 6.00%, 11/15/2031 (c)	21,000	21,008
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (c)	185,000	191,019
Marriott International, Inc., 5.00%, 10/15/2027	103,000	104,057
Penn Entertainment, Inc., 4.13%, 07/01/2029 (c)	110,000	98,115
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/2028 (c)	285,000	284,238
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (c)	8,000	7,964
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (c)	145,000	147,883
Sodexo, Inc.
5.15%, 08/15/2030 (c)	205,000	206,186
5.80%, 08/15/2035 (c)	210,000	213,189
Starbucks Corp., 3.00%, 02/14/2032	349,000	309,965
Williams Scotsman, Inc., 6.63%, 06/15/2029 (c)	175,000	178,159
		2,859,785

Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard, Inc., 4.50%, 07/26/2047 (c)	573,000	456,140
Sysco Corp., 4.45%, 03/15/2048	164,000	132,032
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029 (a)	8,000	8,367
Walmart, Inc.
4.00%, 04/15/2026	160,000	159,437
3.90%, 04/15/2028	150,000	149,356
4.00%, 04/15/2030	69,000	68,511
4.90%, 04/28/2035	640,000	640,360
		1,614,203

Containers & Packaging - 0.1%
Berry Global, Inc.
4.88%, 07/15/2026 (c)	256,000	254,729
5.65%, 01/15/2034	3,000	3,016
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030 (c)	6,000	6,125
6.75%, 04/15/2032 (c)	153,000	154,346
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027 (c)	120,000	120,985
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (c)	8,000	8,004
		547,205

Department Stores - 0.0%(b)
Macy's Retail Holdings LLC, 5.88%, 03/15/2030 (c)	13,000	12,393

Design, Manufacturing & Distribution - 0.0%(b)
Imola Merger Corp., 4.75%, 05/15/2029 (c)	185,000	176,937

Educational Services - 0.0%(b)
American University, 3.67%, 04/01/2049	327,000	241,354
George Washington University, 4.30%, 09/15/2044	10,000	8,299
University of Chicago, 2.76%, 04/01/2045	87,000	64,731
		314,384

Electrical Equipment Manufacturing - 0.0%(b)
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (c)	23,000	23,203
Vertiv Group Corp., 4.13%, 11/15/2028 (c)	11,000	10,638
WESCO Distribution, Inc.
6.63%, 03/15/2032 (c)	125,000	127,803
6.38%, 03/15/2033 (c)	65,000	66,089
		227,733

Energy - 0.8%
Aker BP ASA, 5.80%, 10/01/2054 (c)	436,000	381,105
Antero Resources Corp., 5.38%, 03/01/2030 (c)	10,000	9,822
Cheniere Energy Partners LP, 4.00%, 03/01/2031	706,000	661,791
Civitas Resources, Inc., 8.75%, 07/01/2031 (c)	9,000	8,789
CNX Midstream Partners LP, 4.75%, 04/15/2030 (c)	8,000	7,405
Comstock Resources, Inc., 6.75%, 03/01/2029 (a)(c)	301,000	296,197
CVR Energy, Inc., 8.50%, 01/15/2029 (c)	3,000	2,924
Diamondback Energy, Inc.
5.20%, 04/18/2027	140,000	141,042
5.75%, 04/18/2054	118,000	105,596
Energy Transfer LP
5.63%, 05/01/2027 (c)	71,000	70,826
6.00%, 02/01/2029 (c)	703,000	712,160
5.25%, 04/15/2029	822,000	834,789
6.13%, 12/15/2045	115,000	109,499
5.00%, 05/15/2050	85,000	68,609
6.20%, 04/01/2055	215,000	202,718
EOG Resources, Inc., 5.65%, 12/01/2054 (a)	510,000	483,249
EQT Corp.
4.50%, 01/15/2029 (c)	19,000	18,525
5.75%, 02/01/2034	3,000	3,014
Expand Energy Corp., 4.75%, 02/01/2032	250,000	235,281
Hess Corp., 6.00%, 01/15/2040	44,000	45,136
KazMunayGas National Co. JSC, 6.38%, 10/24/2048 (c)	435,000	386,701
Marathon Oil Corp., 6.60%, 10/01/2037	43,000	44,704
MPLX LP, 4.70%, 04/15/2048	71,000	55,752
Northern Oil & Gas, Inc., 8.75%, 06/15/2031 (c)	10,000	10,067
Occidental Petroleum Corp.
3.50%, 08/15/2029	72,000	66,058
7.88%, 09/15/2031	109,000	119,631
4.10%, 02/15/2047	82,000	54,171
6.05%, 10/01/2054	135,000	117,193
Phillips 66, 1.30%, 02/15/2026	260,000	253,321
Saudi Arabian Oil Co., 5.75%, 07/17/2054 (c)	420,000	383,088
SM Energy Co., 6.75%, 08/01/2029 (c)	6,000	5,869
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	80,000	81,422
6.10%, 06/01/2040	33,000	33,216
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/2028	341,000	336,413
Valero Energy Corp., 6.63%, 06/15/2037	300,000	314,302
Vital Energy, Inc., 9.75%, 10/15/2030	3,000	2,640
Williams Cos., Inc., 5.30%, 08/15/2028	89,000	90,776
		6,753,801

Entertainment Content - 0.3%
Discovery Communications LLC
4.88%, 04/01/2043	5,000	3,375
5.20%, 09/20/2047	139,000	96,911
5.30%, 05/15/2049	89,000	62,064
4.00%, 09/15/2055	244,000	132,482
Univision Communications, Inc., 8.50%, 07/31/2031 (c)	21,000	20,129
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	2,831,000	2,037,695
5.14%, 03/15/2052 (a)	285,000	184,398
		2,537,054

Entertainment Resources - 0.0%(b)
Cinemark USA, Inc., 5.25%, 07/15/2028 (c)	20,000	19,696
Sabre GLBL, Inc., 8.63%, 06/01/2027 (c)	6,000	6,162
Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp., 5.25%, 07/15/2029	280,000	271,358
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.88%, 11/01/2027 (c)	14,000	13,730
		310,946

Equity Real Estate Investment Trusts (REITs) - 0.2%
Crown Castle, Inc., 1.05%, 07/15/2026	150,000	143,554
EPR Properties, 3.75%, 08/15/2029	366,000	344,265
Iron Mountain, Inc., 4.88%, 09/15/2029 (c)	42,000	40,691
Kimco Realty OP LLC, 4.85%, 03/01/2035	390,000	373,657
Realty Income Corp.
4.70%, 12/15/2028	103,000	103,506
3.10%, 12/15/2029	161,000	150,413
4.85%, 03/15/2030	500,000	504,401
2.70%, 02/15/2032	256,000	222,247
Service Properties Trust, 8.38%, 06/15/2029	70,000	70,792
		1,953,526

Exploration & Production - 0.1%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (c)	11,000	11,252
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.88%, 06/30/2029 (c)	8,000	7,957
6.63%, 10/15/2032 (c)	235,000	235,966
ConocoPhillips Co., 5.50%, 01/15/2055	350,000	322,211
Crescent Energy Finance LLC, 7.63%, 04/01/2032 (c)	6,000	5,647
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029 (c)	65,000	61,995
6.00%, 02/01/2031 (c)	20,000	18,395
6.88%, 05/15/2034 (c)	140,000	126,656
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030 (c)	8,000	7,895
Permian Resources Operating LLC
5.88%, 07/01/2029 (c)	12,000	11,830
7.00%, 01/15/2032 (c)	140,000	143,342
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029 (c)	8,000	7,543
		960,689

Financial Services - 2.1%
Bank of New York Mellon Corp.
3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	320,000	307,998
5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032	331,000	333,852
6.47% to 10/25/2033 then SOFR + 1.85%, 10/25/2034	177,000	192,146
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027 (c)	35,000	33,867
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/2027 (c)	100,000	96,362
7.75%, 12/01/2029 (c)	90,000	94,584
Blackstone Private Credit Fund
6.00%, 01/29/2032	240,000	239,247
6.00%, 11/22/2034	696,000	671,857
Block, Inc., 6.50%, 05/15/2032	140,000	142,808
Cantor Fitzgerald LP, 7.20%, 12/12/2028 (c)	26,000	27,291
Capital One Financial Corp.
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	656,000	683,343
5.46% to 07/26/2029 then SOFR + 1.56%, 07/26/2030	295,000	299,708
5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	777,000	787,393
5.88% to 07/26/2034 then SOFR + 1.99%, 07/26/2035	365,000	368,928
6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	810,000	804,268
Carlyle Finance LLC, 5.65%, 09/15/2048 (c)	51,000	47,317
Charles Schwab Corp., 4.00% to 06/01/2026 then 5 yr. CMT Rate + 3.17%, Perpetual	353,000	348,419
Citadel LP, 6.38%, 01/23/2032 (c)	304,000	313,305
Coinbase Global, Inc., 3.38%, 10/01/2028 (c)	14,000	12,997
Enova International, Inc., 9.13%, 08/01/2029 (c)	6,000	6,153
EZCORP, Inc., 7.38%, 04/01/2032 (c)	11,000	11,414
FirstCash, Inc., 6.88%, 03/01/2032 (a)(c)	34,000	34,806
goeasy Ltd., 7.63%, 07/01/2029 (c)	6,000	6,050
Goldman Sachs Group, Inc.
1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027	833,000	802,529
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	762,000	745,504
2.60%, 02/07/2030	369,000	336,376
6.13%, 02/15/2033	211,000	227,420
3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	995,000	879,116
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	1,710,000	1,722,765
5.15%, 05/22/2045	245,000	215,430
HAT Holdings I LLC / HAT Holdings II LLC, 8.00%, 06/15/2027 (c)	26,000	26,726
Jane Street Group / JSG Finance, Inc., 7.13%, 04/30/2031 (c)	329,000	343,040
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029 (c)	13,000	13,779
LPL Holdings, Inc.
5.70%, 05/20/2027	256,000	259,709
4.00%, 03/15/2029 (c)	5,000	4,799
5.20%, 03/15/2030	405,000	405,989
4.38%, 05/15/2031 (c)	261,000	247,627
Macquarie Group Ltd., 5.49% to 11/09/2032 then SOFR + 2.87%, 11/09/2033 (c)	347,000	348,217
Mastercard, Inc., 4.88%, 05/09/2034	208,000	207,112
Morgan Stanley
3.63%, 01/20/2027	370,000	364,629
2.48% to 01/21/2027 then SOFR + 1.00%, 01/21/2028	160,000	154,136
3.59%, 07/22/2028 (e)	208,000	202,885
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029	133,000	134,544
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034	195,000	196,330
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	255,000	262,362
Nuveen LLC, 5.55%, 01/15/2030 (c)	418,000	430,781
OneMain Finance Corp.
3.50%, 01/15/2027	80,000	77,371
7.13%, 11/15/2031	105,000	106,649
6.75%, 03/15/2032 (a)	16,000	15,883
PennyMac Financial Services, Inc.
7.13%, 11/15/2030 (c)	305,000	311,147
6.88%, 05/15/2032 (c)	21,000	21,065
PRA Group, Inc., 5.00%, 10/01/2029 (c)	11,000	9,854
PROG Holdings, Inc., 6.00%, 11/15/2029 (c)	7,000	6,639
Radian Group, Inc., 6.20%, 05/15/2029	370,000	380,112
Rithm Capital Corp., 8.00%, 04/01/2029 (c)	13,000	13,013
S&P Global, Inc.
3.70%, 03/01/2052	185,000	136,365
3.90%, 03/01/2062	119,000	86,280
Starwood Property Trust, Inc.
7.25%, 04/01/2029 (c)	9,000	9,344
6.50%, 07/01/2030 (c)	280,000	283,469
State Street Corp.
6.45% to 09/15/2030 then 5 yr. CMT Rate + 2.14%, Perpetual	300,000	299,042
2.20%, 03/03/2031	303,000	263,230
6.12% to 11/21/2033 then SOFR + 1.96%, 11/21/2034	354,000	369,237
StoneX Group, Inc., 7.88%, 03/01/2031 (c)	26,000	27,335
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 06/15/2031 (c)	27,000	28,101
		16,840,054

Food & Beverage - 0.4%
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	477,000	457,539
4.90%, 02/01/2046	182,000	163,750
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 01/15/2039	355,000	445,379
Cargill, Inc.
5.13%, 10/11/2032 (c)	222,000	224,479
4.75%, 04/24/2033 (c)	84,000	82,330
HLF Financing Sarl LLC / Herbalife International, Inc., 12.25%, 04/15/2029 (c)	8,000	8,673
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.63%, 01/15/2032	340,000	305,100
6.75%, 03/15/2034	279,000	299,180
6.50%, 12/01/2052	404,000	408,651
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (c)	130,000	132,141
Mars, Inc.
4.55%, 04/20/2028 (c)	496,000	497,886
4.20%, 04/01/2059 (c)	350,000	262,560
		3,287,668

Food, Beverage & Tobacco - 0.2%
B&G Foods, Inc., 8.00%, 09/15/2028 (c)	7,000	6,589
Hormel Foods Corp., 3.05%, 06/03/2051	93,000	59,240
J M Smucker Co.
6.20%, 11/15/2033	355,000	376,076
3.55%, 03/15/2050	40,000	27,303
Kellanova, 5.75%, 05/16/2054	37,000	35,660
PepsiCo, Inc., 3.88%, 03/19/2060	130,000	95,199
Philip Morris International, Inc., 5.63%, 09/07/2033	356,000	367,157
The Campbell's Co.
5.30%, 03/20/2026	10,000	10,019
4.75%, 03/23/2035	205,000	192,888
Turning Point Brands, Inc., 7.63%, 03/15/2032 (c)	9,000	9,462
Tyson Foods, Inc., 4.35%, 03/01/2029 (a)	349,000	344,429
		1,524,022

Forest & Paper Products Manufacturing - 0.0%(b)
Georgia-Pacific LLC, 7.25%, 06/01/2028	13,000	13,968

Hardware - 0.1%
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	145,000	140,189
Dell International LLC / EMC Corp.
4.85%, 02/01/2035	610,000	579,713
5.50%, 04/01/2035	435,000	428,425
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/2030 (c)	14,000	14,022
		1,162,349

Health Care Equipment & Services - 0.6%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (c)	130,000	124,235
7.38%, 03/15/2033 (c)	65,000	66,147
Bausch + Lomb Corp., 8.38%, 10/01/2028 (c)	355,000	366,545
Centene Corp., 4.63%, 12/15/2029	508,000	489,522
Cigna Group
3.40%, 03/15/2050	123,000	80,147
5.60%, 02/15/2054	420,000	387,770
CVS Health Corp.
3.00%, 08/15/2026	325,000	318,051
5.13%, 02/21/2030	225,000	225,796
5.05%, 03/25/2048	505,000	421,316
5.63%, 02/21/2053	223,000	197,834
7.00% to 03/10/2030 then 5 yr. CMT Rate + 2.89%, 03/10/2055	115,000	115,833
DaVita, Inc., 4.63%, 06/01/2030 (c)	30,000	27,982
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	70,000	70,223
Humana, Inc.
8.15%, 06/15/2038	135,000	158,292
5.50%, 03/15/2053	102,000	88,381
Molina Healthcare, Inc., 6.25%, 01/15/2033 (c)	245,000	244,213
Owens & Minor, Inc., 10.00%, 04/15/2030 (c)	10,000	10,431
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030 (c)	9,000	8,697
Tenet Healthcare Corp.
4.63%, 06/15/2028	235,000	230,006
6.88%, 11/15/2031	75,000	78,618
UnitedHealth Group, Inc.
4.60%, 04/15/2027	10,000	10,000
4.25%, 01/15/2029	631,000	623,668
4.75%, 05/15/2052	272,000	223,061
Universal Health Services, Inc., 2.65%, 01/15/2032	36,000	29,894
Zimmer Biomet Holdings, Inc., 3.55%, 03/20/2030	248,000	233,098
		4,829,760

Health Care Facilities & Services - 0.7%
Adventist Health System
2.95%, 03/01/2029	6,000	5,538
3.63%, 03/01/2049	33,000	21,675
Allina Health System, 4.81%, 11/15/2045	582,000	499,708
Baptist Health South Florida, Inc., 4.34%, 11/15/2041	370,000	310,116
CHS/Community Health Systems, Inc., 6.00%, 01/15/2029 (c)	19,000	18,224
CommonSpirit Health
6.07%, 11/01/2027	63,000	64,818
5.21%, 12/01/2031	15,000	15,127
4.35%, 11/01/2042	45,000	36,755
5.55%, 12/01/2054	777,000	709,054
Dignity Health, 4.50%, 11/01/2042	414,000	337,851
HAH Group Holding Co. LLC, 9.75%, 10/01/2031 (c)	4,000	3,977
Hartford HealthCare Corp., 3.45%, 07/01/2054	465,000	316,807
HCA, Inc.
5.38%, 09/01/2026	55,000	55,112
4.50%, 02/15/2027	255,000	253,676
5.88%, 02/01/2029	215,000	221,406
5.45%, 04/01/2031	145,000	147,319
3.50%, 07/15/2051	670,000	429,763
Integris Baptist Medical Center, Inc., 3.88%, 08/15/2050	100,000	69,707
IQVIA, Inc.
5.70%, 05/15/2028	559,000	568,559
6.25%, 02/01/2029	196,000	202,687
LifePoint Health, Inc.
11.00%, 10/15/2030 (c)	10,000	10,978
8.38%, 02/15/2032 (c)	13,000	13,660
Montefiore Obligated Group, 4.29%, 09/01/2050	10,000	6,600
Mount Sinai Hospital, 3.98%, 07/01/2048	33,000	23,188
MultiCare Health System, 2.80%, 08/15/2050	82,000	47,837
Novant Health, Inc., 3.17%, 11/01/2051	52,000	33,209
NYU Langone Hospitals, 4.37%, 07/01/2047	17,000	14,146
Piedmont Healthcare, Inc., 2.04%, 01/01/2032	7,000	5,769
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (c)	8,000	8,113
SSM Health Care Corp., 4.89%, 06/01/2028	365,000	367,879
Star Parent, Inc., 9.00%, 10/01/2030 (c)	11,000	11,355
Sutter Health
2.29%, 08/15/2030	28,000	24,803
5.16%, 08/15/2033	49,000	48,833
4.09%, 08/15/2048	182,000	140,833
5.55%, 08/15/2053	67,000	64,137
Toledo Hospital, 5.75%, 11/15/2038	135,000	132,735
Trinity Health Corp., 2.63%, 12/01/2040	658,000	457,322
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (c)	11,000	11,166
Willis-Knighton Medical Center, 4.81%, 09/01/2048	21,000	17,517
		5,727,959

Home Improvement - 0.0%(b)
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (c)	9,000	8,299

Homebuilders - 0.0%(b)
Adams Homes, Inc., 9.25%, 10/15/2028 (c)	8,000	8,047
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 04/01/2030 (c)	11,000	10,296
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.88%, 02/15/2030 (c)	8,000	6,951
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 04/01/2029	6,000	5,739
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028 (c)	65,000	65,262
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/2028 (c)	8,000	7,677
		103,972

Household & Personal Products - 0.2%
Clorox Co., 4.60%, 05/01/2032	314,000	309,287
Edgewell Personal Care Co., 4.13%, 04/01/2029 (c)	20,000	18,683
Estee Lauder Cos., Inc., 6.00%, 05/15/2037	136,000	143,225
Kenvue, Inc.
5.05%, 03/22/2053	177,000	161,312
5.20%, 03/22/2063	41,000	37,099
L'Oreal SA, 5.00%, 05/20/2035 (c)	430,000	432,034
Procter & Gamble Co., 3.55%, 03/25/2040	348,000	290,100
		1,391,740

Industrial Other - 0.2%
Ashtead Capital, Inc.
5.55%, 05/30/2033 (c)	232,000	229,309
5.95%, 10/15/2033 (c)	349,000	351,946
Global Infrastructure Solutions, Inc., 7.50%, 04/15/2032 (c)	5,000	4,981
Resideo Funding, Inc., 4.00%, 09/01/2029 (c)	111,000	102,802
Siemens Funding BV
4.90%, 05/28/2032 (c)	290,000	290,396
5.20%, 05/28/2035 (c)	290,000	290,559
		1,269,993

Insurance - 0.4%
Arthur J Gallagher & Co.
4.85%, 12/15/2029	50,000	50,294
5.15%, 02/15/2035	355,000	348,682
5.75%, 03/02/2053	4,000	3,824
6.75%, 02/15/2054	84,000	90,521
5.55%, 02/15/2055	130,000	120,367
CNA Financial Corp., 4.50%, 03/01/2026	625,000	624,120
CNO Financial Group, Inc.
5.25%, 05/30/2029	246,000	245,017
6.45%, 06/15/2034	204,000	209,674
F&G Annuities & Life, Inc., 6.50%, 06/04/2029	500,000	511,393
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053	47,000	44,185
MetLife, Inc., 10.75%, 08/01/2039	103,000	134,866
Primerica, Inc., 2.80%, 11/19/2031	503,000	439,857
Principal Financial Group, Inc., 5.50%, 03/15/2053	77,000	72,236
Prudential Financial, Inc., 5.70% to 09/15/2028 then 3 mo. LIBOR US + 2.67%, 09/15/2048 (f)	258,000	257,747
W R Berkley Corp., 4.75%, 08/01/2044	177,000	150,672
		3,303,455

Integrated Oils - 0.1%
BP Capital Markets America, Inc.
1.75%, 08/10/2030	484,000	419,566
4.99%, 04/10/2034	181,000	178,201
Chevron USA, Inc., 4.69%, 04/15/2030	135,000	136,366
		734,133

Internet Media - 0.0%(b)
ANGI Group LLC, 3.88%, 08/15/2028 (c)	7,000	6,475
Match Group Holdings II LLC, 5.63%, 02/15/2029 (c)	43,000	42,637
		49,112

Leisure Products Manufacturing - 0.0%(b)
Amer Sports Co., 6.75%, 02/16/2031 (c)	6,000	6,228

Life Insurance - 0.1%
Corebridge Global Funding, 5.20%, 01/12/2029 (c)	147,000	149,487
Global Atlantic Fin Co., 6.75%, 03/15/2054 (c)	13,000	12,862
Guardian Life Global Funding, 3.25%, 03/29/2027 (c)	66,000	64,581
Massachusetts Mutual Life Insurance Co., 3.38%, 04/15/2050 (c)	85,000	56,479
Metropolitan Life Global Funding I, 5.15%, 03/28/2033 (c)	233,000	233,227
Mutual of Omaha Insurance Co., 6.14% to 01/16/2054 then 10 yr. CMT Rate + 2.95%, 01/16/2064 (c)	400,000	391,500
RGA Global Funding, 5.45%, 05/24/2029 (c)	8,000	8,196
Western And Southern Life Insurance Co., 3.75%, 04/28/2061 (c)	244,000	161,331
		1,077,663

Machinery Manufacturing - 0.1%
Amsted Industries, Inc., 6.38%, 03/15/2033 (c)	200,000	202,652
CNH Industrial Capital LLC
1.45%, 07/15/2026	370,000	355,630
4.55%, 04/10/2028	192,000	191,182
		749,464

Managed Care - 0.0%(b)
Health Care Service Corp. A Mutual Legal Reserve Co.
5.20%, 06/15/2029 (c)	11,000	11,112
5.88%, 06/15/2054 (c)	334,000	314,163
		325,275

Materials - 0.2%
Capstone Copper Corp., 6.75%, 03/31/2033 (c)	65,000	64,881
Cleveland-Cliffs, Inc.
7.50%, 09/15/2031 (c)	11,000	9,878
7.00%, 03/15/2032 (a)(c)	100,000	86,164
Eastman Chemical Co., 4.65%, 10/15/2044	348,000	285,820
Eldorado Gold Corp., 6.25%, 09/01/2029 (c)	8,000	7,936
ERO Copper Corp., 6.50%, 02/15/2030 (c)	11,000	10,808
International Paper Co., 6.00%, 11/15/2041	177,000	174,249
Kaiser Aluminum Corp., 4.50%, 06/01/2031 (c)	15,000	13,759
Magnera Corp., 7.25%, 11/15/2031 (c)	10,000	9,134
Methanex Corp., 5.25%, 12/15/2029	14,000	13,555
Mosaic Co., 5.45%, 11/15/2033 (a)	508,000	508,993
New Gold, Inc., 6.88%, 04/01/2032 (c)	9,000	9,178
Northern Star Resources Ltd., 6.13%, 04/11/2033 (c)	161,000	164,981
Packaging Corp. of America, 4.05%, 12/15/2049	92,000	67,633
Sealed Air Corp.
6.50%, 07/15/2032 (c)	30,000	30,672
6.88%, 07/15/2033 (c)	125,000	130,713
Sherwin-Williams Co., 4.55%, 08/01/2045	6,000	4,932
TriMas Corp., 4.13%, 04/15/2029 (c)	6,000	5,638
Vale SA, 5.63%, 09/11/2042	157,000	149,051
		1,747,975

Media & Entertainment - 0.2%
Alphabet, Inc.
5.25%, 05/15/2055	400,000	386,138
2.25%, 08/15/2060	60,000	31,267
5.30%, 05/15/2065	115,000	109,925
AMC Networks, Inc.
10.25%, 01/15/2029 (c)	3,000	3,175
4.25%, 02/15/2029	3,000	2,292
Comcast Corp., 3.30%, 02/01/2027	100,000	98,102
Meta Platforms, Inc., 5.55%, 08/15/2064	175,000	167,165
Paramount Global, 6.88%, 04/30/2036	210,000	213,028
Playtika Holding Corp., 4.25%, 03/15/2029 (c)	8,000	7,114
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	214,000	215,747
TEGNA, Inc., 5.00%, 09/15/2029	19,000	18,069
Walt Disney Co., 3.80%, 05/13/2060	337,000	239,054
Ziff Davis, Inc., 4.63%, 10/15/2030 (c)	6,000	5,432
		1,496,508

Medical Equipment & Devices Manufacturing - 0.0%(b)
Medline Borrower LP, 5.25%, 10/01/2029 (c)	21,000	20,487
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (c)	13,000	13,486
		33,973

Metals & Mining - 0.2%
Glencore Funding LLC
2.50%, 09/01/2030 (c)	105,000	92,939
6.38%, 10/06/2030 (c)	348,000	368,328
Newmont Corp. / Newcrest Finance Pty Ltd., 5.35%, 03/15/2034	133,000	134,024
Novelis Corp.
4.75%, 01/30/2030 (c)	10,000	9,490
6.88%, 01/30/2030 (a)(c)	245,000	252,173
Rio Tinto Finance USA PLC
5.00%, 03/14/2032	195,000	195,385
5.25%, 03/14/2035	455,000	452,675
5.75%, 03/14/2055	510,000	496,263
		2,001,277

Oil & Gas Services & Equipment - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 04/01/2027 (c)	65,000	64,979
6.25%, 04/01/2028 (c)	98,000	97,667
6.63%, 09/01/2032 (c)	180,000	180,620
Aris Water Holdings LLC, 7.25%, 04/01/2030 (c)	275,000	275,992
Guara Norte Sarl, 5.20%, 06/15/2034 (c)	192,475	179,823
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (c)	20,000	20,458
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029 (c)	18,000	18,253
Weatherford International Ltd., 8.63%, 04/30/2030 (c)	3,000	3,042
		840,834

Pharmaceuticals - 0.1%
Bayer US Finance II LLC
4.20%, 07/15/2034 (c)	113,000	100,334
5.50%, 07/30/2035 (c)	30,000	29,218
4.40%, 07/15/2044 (c)	100,000	74,888
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	28,000	27,329
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	299,000	294,418
		526,187

Pharmaceuticals, Biotechnology & Life Sciences - 0.6%
AbbVie, Inc.
2.95%, 11/21/2026	1,165,000	1,139,680
4.95%, 03/15/2031	260,000	263,682
4.05%, 11/21/2039	120,000	102,259
Amgen, Inc.
2.80%, 08/15/2041	348,000	245,305
5.15%, 11/15/2041	30,000	27,621
5.60%, 03/02/2043	60,000	58,114
5.65%, 03/02/2053	22,000	20,904
5.75%, 03/02/2063	376,000	354,849
Eli Lilly & Co.
5.00%, 02/27/2026	228,000	227,440
4.90%, 02/12/2032	460,000	466,126
5.50%, 02/12/2055	180,000	175,763
4.95%, 02/27/2063	147,000	129,213
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (c)	6,000	4,997
Gilead Sciences, Inc.
4.75%, 03/01/2046	370,000	323,313
5.50%, 11/15/2054	320,000	305,378
Johnson & Johnson, 3.40%, 01/15/2038	256,000	215,894
Pfizer, Inc., 4.30%, 06/15/2043	226,000	189,986
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050	76,000	43,530
Viatris, Inc., 2.70%, 06/22/2030	631,000	552,148
		4,846,202

Pipeline - 0.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032 (c)	190,000	193,728
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/2029 (c)	5,000	5,157
Cameron LNG LLC
3.30%, 01/15/2035 (c)	298,000	249,465
3.40%, 01/15/2038 (c)	688,000	577,541
DCP Midstream Operating LP
6.45%, 11/03/2036 (c)	838,000	848,222
6.75%, 09/15/2037 (c)	348,000	356,732
Eastern Energy Gas Holdings LLC, 6.20%, 01/15/2055	40,000	39,932
El Paso Natural Gas Co. LLC, 3.50%, 02/15/2032 (c)	174,000	153,584
Enterprise Products Operating LLC
4.95%, 02/15/2035	200,000	195,069
3.70%, 01/31/2051	69,000	48,208
Florida Gas Transmission Co. LLC, 2.55%, 07/01/2030 (c)	7,000	6,238
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 02/01/2028	235,000	236,612
Global Partners LP / GLP Finance Corp., 6.88%, 01/15/2029	7,000	7,017
Gulfstream Natural Gas System LLC
4.60%, 09/15/2025 (c)	74,000	73,627
6.19%, 11/01/2025 (c)	293,000	293,467
Harvest Midstream I LP, 7.50%, 09/01/2028 (c)	315,000	319,298
Howard Midstream Energy Partners LLC
8.88%, 07/15/2028 (c)	60,000	62,640
7.38%, 07/15/2032 (c)	125,000	129,134
ITT Holdings LLC, 6.50%, 08/01/2029 (c)	6,000	5,593
Kinetik Holdings LP, 5.88%, 06/15/2030 (c)	214,000	212,347
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (c)	7,000	7,402
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (a)(c)	60,000	58,566
NGPL PipeCo LLC, 4.88%, 08/15/2027 (c)	129,000	127,493
Northern Natural Gas Co., 3.40%, 10/16/2051 (c)	88,000	56,342
NuStar Logistics LP, 6.38%, 10/01/2030	11,000	11,186
Rockies Express Pipeline LLC, 6.88%, 04/15/2040 (c)	210,000	200,808
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (c)	7,000	7,003
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030 (c)	176,000	168,377
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	243,000	236,493
Texas Eastern Transmission LP, 3.50%, 01/15/2028 (c)	297,000	289,543
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029 (c)	22,000	20,413
Venture Global LNG, Inc.
7.00%, 01/15/2030 (c)	155,000	154,054
8.38%, 06/01/2031 (c)	20,000	20,267
9.88%, 02/01/2032 (c)	40,000	42,472
		5,414,030

Power Generation - 0.1%
Alpha Generation LLC, 6.75%, 10/15/2032 (c)	280,000	284,999
Clearway Energy Operating LLC, 3.75%, 01/15/2032 (a)(c)	22,000	19,295
Constellation Energy Generation LLC, 6.25%, 10/01/2039	178,000	184,642
Long Ridge Energy LLC, 8.75%, 02/15/2032 (c)	11,000	11,067
TerraForm Power Operating LLC, 4.75%, 01/15/2030 (c)	27,000	25,404
Vistra Operations Co. LLC
3.70%, 01/30/2027 (c)	173,000	169,387
4.38%, 05/01/2029 (c)	129,000	124,476
6.88%, 04/15/2032 (c)	155,000	160,947
6.95%, 10/15/2033 (c)	115,000	123,715
		1,103,932

Property & Casualty Insurance - 0.2%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030 (c)	7,000	7,210
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028 (c)	370,000	374,474
7.00%, 01/15/2031 (c)	15,000	15,314
AmWINS Group, Inc., 4.88%, 06/30/2029 (c)	4,000	3,825
Aon Corp. / Aon Global Holdings PLC, 5.35%, 02/28/2033	211,000	214,140
Aon North America, Inc., 5.15%, 03/01/2029	421,000	428,511
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031 (c)	9,000	9,261
Berkshire Hathaway Finance Corp., 3.85%, 03/15/2052	348,000	260,486
Farmers Insurance Exchange, 4.75% to 11/01/2037 then 3 mo. LIBOR US + 3.23%, 11/01/2057 (c)(f)	197,000	157,601
HUB International Ltd., 7.25%, 06/15/2030 (c)	291,000	302,477
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (c)	16,000	16,521
		1,789,820

Publishing & Broadcasting - 0.0%(b)
McGraw-Hill Education, Inc., 7.38%, 09/01/2031 (c)	9,000	9,243
Nexstar Media, Inc., 4.75%, 11/01/2028 (c)	6,000	5,762
		15,005

Railroad - 0.0%(b)
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	109,000	93,741
4.55%, 09/01/2044	219,000	189,404
		283,145

Real Estate - 0.4%
Brixmor Operating Partnership LP, 5.50%, 02/15/2034	2,000	1,994
COPT Defense Properties LP
2.75%, 04/15/2031	361,000	312,718
2.90%, 12/01/2033	486,000	391,268
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030 (c)	9,000	9,532
Kilroy Realty LP, 2.50%, 11/15/2032	261,000	204,821
MPT Operating Partnership LP / MPT Finance Corp., 8.50%, 02/15/2032 (c)	9,000	9,209
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028 (c)	270,000	265,584
7.00%, 02/01/2030 (c)	5,000	5,028
Pebblebrook Hotel LP / PEB Finance Corp., 6.38%, 10/15/2029 (c)	6,000	5,957
Prologis LP
1.63%, 03/15/2031	28,000	23,661
4.75%, 06/15/2033	583,000	572,020
Regency Centers LP, 4.65%, 03/15/2049	219,000	184,026
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032 (c)	100,000	101,185
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (c)	8,000	7,303
Simon Property Group LP
6.75%, 02/01/2040	227,000	252,576
5.85%, 03/08/2053	84,000	81,806
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (c)	211,000	223,417
Ventas Realty LP, 3.00%, 01/15/2030	195,000	180,301
VICI Properties LP / VICI Note Co., Inc., 5.75%, 02/01/2027 (c)	183,000	184,386
WEA Finance LLC / Westfield UK & Europe Finance PLC, 4.75%, 09/17/2044 (c)	200,000	158,949
XHR LP, 4.88%, 06/01/2029 (c)	6,000	5,689
		3,181,430

Refining & Marketing - 0.0%(b)
Motiva Enterprises LLC, 6.85%, 01/15/2040 (c)	36,000	38,510
Sunoco LP / Sunoco Finance Corp., 4.50%, 05/15/2029	14,000	13,388
		51,898

Restaurants - 0.0%(b)
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (c)	95,000	91,815
4.00%, 10/15/2030 (c)	110,000	101,040
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 04/15/2029 (c)	5,000	4,429
		197,284

Retail - Consumer Discretionary - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.25%, 01/15/2030 (c)	14,000	14,216
Champions Financing, Inc., 8.75%, 02/15/2029 (a)(c)	7,000	6,510
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (c)	230,000	241,213
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (c)	5,000	5,099
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (c)	185,000	192,102
Wayfair LLC, 7.25%, 10/31/2029 (c)	5,000	4,870
		464,010

Retail - Consumer Staples - 0.0%(b)
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (c)	6,000	6,247
Performance Food Group, Inc.
5.50%, 10/15/2027 (c)	50,000	49,713
4.25%, 08/01/2029 (c)	10,000	9,522
6.13%, 09/15/2032 (c)	115,000	115,779
US Foods, Inc.
4.75%, 02/15/2029 (c)	8,000	7,810
5.75%, 04/15/2033 (c)	65,000	63,858
		252,929

Semiconductors - 0.2%
Foundry JV Holdco LLC
5.50%, 01/25/2031 (c)	485,000	490,390
6.25%, 01/25/2035 (c)	955,000	983,312
6.10%, 01/25/2036 (c)	385,000	390,472
		1,864,174

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.
3.15%, 11/15/2025	70,000	69,378
5.05%, 07/12/2029	285,000	289,441
4.35%, 02/15/2030	560,000	553,742
5.15%, 11/15/2031	245,000	248,890
Intel Corp.
4.00%, 08/05/2029	395,000	382,150
3.25%, 11/15/2049	90,000	54,784
4.75%, 03/25/2050 (a)	815,000	643,443
4.90%, 08/05/2052	150,000	119,575
5.90%, 02/10/2063	75,000	67,766
Micron Technology, Inc.
5.38%, 04/15/2028	139,000	141,522
6.75%, 11/01/2029	305,000	325,380
5.65%, 11/01/2032	110,000	111,533
5.88%, 09/15/2033	38,000	38,932
6.05%, 11/01/2035	845,000	861,983
		3,908,519

Software & Services - 0.8%
AppLovin Corp.
5.13%, 12/01/2029	795,000	800,588
5.38%, 12/01/2031	295,000	297,102
5.50%, 12/01/2034 (a)	480,000	479,243
5.95%, 12/01/2054	135,000	128,826
Booz Allen Hamilton, Inc., 5.95%, 04/15/2035	260,000	257,282
Cloud Software Group, Inc., 8.25%, 06/30/2032 (c)	207,000	217,325
CoreWeave, Inc., 9.25%, 06/01/2030 (c)	9,000	8,975
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (c)	201,000	207,475
Gen Digital, Inc., 6.25%, 04/01/2033 (c)	225,000	227,490
Genpact Luxembourg SARL/Genpact USA, Inc., 1.75%, 04/10/2026	611,000	592,951
International Business Machines Corp., 4.90%, 07/27/2052	808,000	699,138
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	292,000	258,379
Leidos, Inc.
5.40%, 03/15/2032	225,000	226,142
5.50%, 03/15/2035	290,000	288,466
Open Text Holdings, Inc., 4.13%, 02/15/2030 (c)	46,000	42,885
Oracle Corp.
2.30%, 03/25/2028	265,000	249,758
3.60%, 04/01/2050	250,000	169,588
6.00%, 08/03/2055	185,000	179,037
Synopsys, Inc.
5.15%, 04/01/2035	125,000	123,287
5.70%, 04/01/2055	445,000	424,062
UKG, Inc., 6.88%, 02/01/2031 (c)	150,000	154,272
VMware LLC, 3.90%, 08/21/2027	714,000	704,448
		6,736,719

Supermarkets & Pharmacies - 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.88%, 02/15/2028 (c)	60,000	59,841
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033 (c)	920,000	1,058,012
		1,117,853

Supranationals - 0.0%(b)
International Bank for Reconstruction & Development, 0.65%, 02/10/2026	50,000	48,624

Technology Hardware & Equipment - 0.2%
Avnet, Inc., 6.25%, 03/15/2028	305,000	314,288
Coherent Corp., 5.00%, 12/15/2029 (c)	9,000	8,708
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	335,000	331,453
Jabil, Inc., 5.45%, 02/01/2029	107,000	108,434
Juniper Networks, Inc., 2.00%, 12/10/2030	549,000	470,666
TTM Technologies, Inc., 4.00%, 03/01/2029 (c)	29,000	27,552
Viavi Solutions, Inc., 3.75%, 10/01/2029 (c)	15,000	13,781
Vontier Corp., 2.40%, 04/01/2028	374,000	349,969
		1,624,851

Telecommunication Services - 0.4%
America Movil SAB de CV, 4.70%, 07/21/2032	277,000	269,700
AT&T, Inc.
1.65%, 02/01/2028	349,000	324,063
6.38%, 03/01/2041	367,000	379,805
5.15%, 03/15/2042	244,000	221,436
3.65%, 06/01/2051	235,000	163,140
3.50%, 09/15/2053	420,000	278,687
3.55%, 09/15/2055	702,000	464,519
3.80%, 12/01/2057	205,000	140,133
3.85%, 06/01/2060	140,000	94,915
Verizon Communications, Inc.
5.05%, 05/09/2033	270,000	269,777
5.25%, 04/02/2035	182,000	180,887
4.86%, 08/21/2046	215,000	187,249
4.67%, 03/15/2055	44,000	36,167
Zayo Group Holdings, Inc., 4.00%, 03/01/2027 (c)	50,000	46,961
		3,057,439

Tobacco - 0.0%(b)
Imperial Brands Finance PLC, 5.50%, 02/01/2030 (c)	370,000	377,190

Transportation - 0.2%
CSX Corp., 6.22%, 04/30/2040	121,000	127,535
DP World Ltd./United Arab Emirates, 6.85%, 07/02/2037 (c)	119,000	128,219
GXO Logistics, Inc., 1.65%, 07/15/2026	711,000	684,790
Uber Technologies, Inc., 5.35%, 09/15/2054	90,000	81,589
Union Pacific Corp., 5.15%, 01/20/2063	40,000	35,434
United Parcel Service, Inc., 3.40%, 11/15/2046	105,000	73,596
XPO, Inc., 7.13%, 02/01/2032 (c)	195,000	202,014
		1,333,177

Transportation & Logistics - 0.2%
Daimler Truck Finance North America LLC
2.38%, 12/14/2028 (c)	458,000	422,980
5.50%, 09/20/2033 (c)	230,000	228,454
5.38%, 01/18/2034 (c)	342,000	338,045
Star Leasing Co. LLC, 7.63%, 02/15/2030 (c)	4,000	3,757
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (c)	11,000	11,373
TTX Co., 4.60%, 02/01/2049 (c)	358,000	299,432
		1,304,041

Travel & Lodging - 0.1%
NCL Corp. Ltd., 6.75%, 02/01/2032 (c)	195,000	194,670
Viking Cruises Ltd., 7.00%, 02/15/2029 (c)	133,000	133,688
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029 (c)	115,000	113,447
		441,805

Utilities - 2.1%
AEP Texas, Inc., 3.85%, 10/01/2025 (c)	179,000	177,743
Ameren Corp., 5.38%, 03/15/2035	355,000	350,579
Ameren Illinois Co., 5.63%, 03/01/2055	180,000	173,030
American Transmission Systems, Inc., 5.00%, 09/01/2044 (c)	108,000	95,866
Appalachian Power Co., 5.65%, 04/01/2034	113,000	113,843
Arizona Public Service Co., 2.95%, 09/15/2027	92,000	88,484
Boston Gas Co., 6.12%, 07/20/2053 (c)	19,000	18,491
Brooklyn Union Gas Co., 6.39%, 09/15/2033 (c)	548,000	572,845
Calpine Corp., 5.00%, 02/01/2031 (c)	60,000	58,096
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/2033	249,000	246,357
5.30%, 04/01/2053	122,000	111,833
CenterPoint Energy Resources Corp., 4.10%, 09/01/2047	76,000	60,191
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	208,000	156,137
3.20%, 12/01/2051	635,000	407,926
Dominion Energy, Inc., 5.00%, 06/15/2030	195,000	196,448
DTE Electric Co.
3.70%, 06/01/2046	400,000	297,795
3.65%, 03/01/2052	19,000	13,637
DTE Energy Co.
1.05%, 06/01/2025	285,000	284,288
4.95%, 07/01/2027	211,000	212,229
Duke Energy Corp.
3.40%, 06/15/2029	490,000	467,124
5.75%, 09/15/2033	452,000	468,009
4.20%, 06/15/2049	211,000	159,067
Duke Energy Indiana LLC, 5.40%, 04/01/2053	113,000	104,146
Edison International
5.75%, 06/15/2027	332,000	332,799
6.95%, 11/15/2029	15,000	15,531
Electricite de France SA, 5.25%, 10/13/2055 (c)	209,000	172,272
Enel Finance International NV, 6.80%, 09/15/2037 (c)	100,000	107,824
Engie SA, 5.25%, 04/10/2029 (c)	311,000	315,946
Entergy Louisiana LLC, 5.15%, 09/15/2034	246,000	242,875
Evergy Kansas Central, Inc., 5.70%, 03/15/2053	62,000	59,069
Evergy Metro, Inc., 4.95%, 04/15/2033	60,000	58,907
Exelon Corp., 5.60%, 03/15/2053	139,000	128,989
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (c)	349,000	353,921
Florida Power & Light Co.
5.96%, 04/01/2039	244,000	255,449
4.13%, 06/01/2048	226,000	179,631
Interstate Power and Light Co., 5.70%, 10/15/2033	140,000	142,933
IPALCO Enterprises, Inc., 5.75%, 04/01/2034	165,000	162,513
Jersey Central Power & Light Co., 5.10%, 01/15/2035	115,000	112,324
MidAmerican Energy Co., 5.75%, 11/01/2035	474,000	492,903
Narragansett Electric Co., 5.35%, 05/01/2034 (c)	132,000	131,247
National Fuel Gas Co., 5.50%, 10/01/2026	77,000	77,429
New England Power Co., 2.81%, 10/06/2050 (c)	70,000	40,932
New York State Electric & Gas Corp., 5.85%, 08/15/2033 (c)	20,000	20,650
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	235,000	236,873
4.90%, 03/15/2029	575,000	580,971
5.45%, 03/15/2035	315,000	314,167
5.11%, 09/29/2057 (a)(c)	446,000	387,370
Northern States Power Co., 2.90%, 03/01/2050	156,000	97,860
NRG Energy, Inc.
3.63%, 02/15/2031 (c)	31,000	28,069
6.00%, 02/01/2033 (c)	300,000	296,753
NYSEG Storm Funding LLC, 4.71%, 05/01/2029	388,000	387,924
Oglethorpe Power Corp.
5.38%, 11/01/2040	34,000	32,197
4.55%, 06/01/2044	27,000	21,730
4.50%, 04/01/2047	9,000	7,140
Ohio Power Co., 2.90%, 10/01/2051	186,000	109,221
Pacific Gas and Electric Co.
6.40%, 06/15/2033	215,000	220,772
6.95%, 03/15/2034	295,000	312,792
5.70%, 03/01/2035	175,000	171,732
4.95%, 07/01/2050	425,000	336,731
Piedmont Natural Gas Co., Inc., 3.64%, 11/01/2046	64,000	44,827
Pinnacle West Capital Corp.
4.90%, 05/15/2028	246,000	247,347
5.15%, 05/15/2030	140,000	141,293
Public Service Co. of Colorado
3.20%, 03/01/2050	105,000	67,857
5.25%, 04/01/2053	104,000	92,193
Public Service Co. of Oklahoma, 5.20%, 01/15/2035	481,000	469,296
Public Service Electric and Gas Co., 5.13%, 03/15/2053	117,000	106,602
Public Service Enterprise Group, Inc., 4.90%, 03/15/2030	120,000	120,592
Puget Sound Energy, Inc., 4.43%, 11/15/2041	70,000	57,479
Rochester Gas and Electric Corp., 3.10%, 06/01/2027 (c)	698,000	681,118
San Diego Gas & Electric Co.
5.40%, 04/15/2035	345,000	345,312
3.75%, 06/01/2047	210,000	151,416
5.35%, 04/01/2053	48,000	43,364
Snam SpA
5.00%, 05/28/2030 (c)	205,000	204,522
5.75%, 05/28/2035 (c)	205,000	204,999
Southern California Edison Co.
2.50%, 06/01/2031	105,000	89,789
2.75%, 02/01/2032	129,000	108,536
3.65%, 06/01/2051	140,000	89,342
Southern Co., 5.70%, 03/15/2034	444,000	456,029
Southern Co. Gas Capital Corp., 1.75%, 01/15/2031	295,000	250,275
SP PowerAssets Ltd., 3.00%, 09/26/2027 (c)	605,000	587,574
Spire, Inc., 4.70%, 08/15/2044	187,000	153,953
Talen Energy Supply LLC, 8.63%, 06/01/2030 (c)	15,000	15,989
Union Electric Co.
2.15%, 03/15/2032	241,000	203,848
5.20%, 04/01/2034	131,000	130,774
5.45%, 03/15/2053	60,000	56,226
Virginia Electric and Power Co.
6.00%, 01/15/2036	95,000	98,721
5.45%, 04/01/2053	164,000	151,240
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/2031 (c)	6,000	6,254
		17,157,377

Wireless Telecommunications Services - 0.3%
T-Mobile USA, Inc.
3.75%, 04/15/2027	428,000	421,576
4.75%, 02/01/2028	315,000	314,771
3.38%, 04/15/2029	797,000	758,680
3.88%, 04/15/2030	340,000	327,161
2.88%, 02/15/2031	413,000	371,000
4.70%, 01/15/2035	310,000	295,633
		2,488,821

Wireline Telecommunications Services - 0.1%
British Telecommunications PLC, 4.25%, 11/08/2049 (c)	204,000	151,353
Frontier Communications Holdings LLC, 5.88%, 10/15/2027 (c)	60,000	60,043
Level 3 Financing, Inc.
11.00%, 11/15/2029 (c)	8,000	9,063
4.50%, 04/01/2030 (c)	10,000	8,823
10.50%, 05/15/2030 (c)	135,000	147,624
10.75%, 12/15/2030 (c)	5,000	5,636
NTT Finance Corp., 2.07%, 04/03/2031 (c)	209,000	180,457
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (c)	13,000	13,505
		576,504
TOTAL CORPORATE BONDS (Cost $185,535,089)		184,618,216

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 8.2%	Par	Value
Federal Home Loan Mortgage Corp
0.90%, 10/13/2027	38,000	35,276
0.00%, 12/14/2029 (g)	301,000	250,564
Federal Home Loan Mortgage Corp.
Pool QB8934, 2.50%, 02/01/2051	23,764	19,393
Pool QC6759, 2.00%, 09/01/2051	27,430	21,341
Pool QF7085, 5.50%, 02/01/2053	61,271	60,744
Pool RA3661, 2.50%, 10/01/2050	105,717	86,969
Pool RA5794, 4.00%, 09/01/2051	34,103	31,247
Pool RA6605, 3.00%, 01/01/2052	23,535	19,997
Pool RA6614, 2.50%, 01/01/2052	288,188	235,546
Pool RA6815, 2.50%, 02/01/2052	230,437	189,660
Pool RA9475, 5.00%, 07/01/2053	182,196	176,428
Pool RJ1854, 5.00%, 06/01/2054	139,266	134,870
Pool SD0781, 3.00%, 11/01/2051	68,211	58,316
Pool SD1377, 3.50%, 07/01/2052	377,836	337,499
Pool SD1505, 4.50%, 08/01/2052	80,670	76,377
Pool SD2253, 3.50%, 12/01/2052	151,382	134,077
Pool SD2862, 6.00%, 05/01/2053	19,976	20,198
Pool SD3218, 5.00%, 05/01/2053	21,133	20,425
Pool SD3611, 3.00%, 03/01/2052	20,747	17,725
Pool SD3770, 2.50%, 03/01/2052	244,286	199,976
Pool SD3977, 5.00%, 04/01/2053	735,698	714,034
Pool SD3983, 5.50%, 09/01/2053	22,817	22,643
Pool SD4428, 2.50%, 05/01/2052	21,904	17,975
Pool SD4553, 3.00%, 09/01/2053	616,883	525,594
Pool SD4835, 2.50%, 02/01/2051	482,178	397,213
Pool SD4977, 5.00%, 11/01/2053	1,217,888	1,179,357
Pool SD4997, 5.00%, 10/01/2053	1,618,607	1,571,327
Pool SD5314, 3.00%, 01/01/2053	116,066	98,619
Pool SD6592, 5.00%, 10/01/2054	362,069	350,824
Pool SD6686, 6.00%, 10/01/2054	200,943	202,594
Pool SD6706, 4.50%, 01/01/2054	120,652	113,751
Pool SD7380, 5.00%, 01/01/2055	71,221	68,841
Pool SD8114, 2.50%, 12/01/2050	939,427	774,069
Pool SD8135, 2.50%, 03/01/2051	26,223	21,456
Pool SD8150, 2.00%, 06/01/2051	573,939	449,257
Pool SD8157, 3.00%, 07/01/2051	176,704	150,935
Pool SD8166, 2.00%, 09/01/2051	601,951	470,144
Pool SD8167, 2.50%, 09/01/2051	82,228	67,222
Pool SD8188, 2.00%, 01/01/2052	367,399	286,559
Pool SD8189, 2.50%, 01/01/2052	212,900	173,868
Pool SD8199, 2.00%, 03/01/2052	54,348	42,282
Pool SD8205, 2.50%, 04/01/2052	182,077	148,165
Pool SD8212, 2.50%, 05/01/2052	402,278	328,429
Pool SD8213, 3.00%, 05/01/2052	41,837	35,590
Pool SD8214, 3.50%, 05/01/2052	1,772,120	1,575,084
Pool SD8215, 4.00%, 05/01/2052	202,426	185,520
Pool SD8221, 3.50%, 06/01/2052	437,857	389,172
Pool SD8222, 4.00%, 06/01/2052	80,640	73,909
Pool SD8225, 3.00%, 07/01/2052	207,647	176,541
Pool SD8227, 4.00%, 07/01/2052	938,575	862,340
Pool SD8234, 2.50%, 08/01/2052	1,783,732	1,455,172
Pool SD8242, 3.00%, 09/01/2052	218,935	186,224
Pool SD8243, 3.50%, 09/01/2052	353,375	313,906
Pool SD8245, 4.50%, 09/01/2052	83,408	78,681
Pool SD8258, 5.00%, 10/01/2052	170,911	165,671
Pool SD8265, 4.00%, 11/01/2052	642,456	590,206
Pool SD8288, 5.00%, 01/01/2053	21,186	20,525
Pool SD8315, 5.00%, 04/01/2053	172,680	167,214
Pool SD8316, 5.50%, 04/01/2053	320,057	317,576
Pool SD8324, 5.50%, 05/01/2053	625,787	620,855
Pool SD8325, 6.00%, 05/01/2053	104,613	105,630
Pool SD8331, 5.50%, 06/01/2053	877,379	870,464
Pool SD8342, 5.50%, 07/01/2053	976,868	967,299
Pool SD8363, 6.00%, 09/01/2053	282,694	285,897
Pool SD8368, 6.00%, 10/01/2053	108,858	109,800
Pool SD8373, 6.00%, 11/01/2053	24,252	24,474
Pool SD8382, 5.00%, 12/01/2053	325,465	315,951
Pool SD8383, 5.50%, 12/01/2053	84,190	83,242
Pool SD8397, 6.50%, 01/01/2054	38,620	39,580
Pool SD8401, 5.50%, 02/01/2054	163,518	161,614
Pool SD8402, 6.00%, 02/01/2054	128,397	129,512
Pool SD8420, 5.50%, 04/01/2054	141,169	139,526
Pool SD8438, 5.50%, 06/01/2054	35,987	35,568
Pool SD8446, 5.50%, 07/01/2054	267,369	264,919
Pool SD8447, 6.00%, 07/01/2054	90,792	91,537
Pool SD8463, 6.00%, 09/01/2054	62,556	63,069
Pool SD8469, 5.50%, 10/01/2054	257,300	254,942
Pool SD8470, 6.00%, 10/01/2054	180,907	182,392
Pool SD8475, 5.50%, 11/01/2054	301,973	299,206
Pool SD8491, 5.00%, 12/01/2054	57,922	55,973
Pool SD8494, 5.50%, 01/01/2055	96,685	95,537
Pool SD8507, 6.00%, 02/01/2055	153,238	154,460
Pool SD8508, 6.50%, 02/01/2055	46,891	48,049
Pool SL0336, 6.00%, 08/01/2054	64,821	65,338
Pool SL1338, 6.00%, 06/01/2055	150,000	151,196
Series K140, Class A2, 2.25%, 01/25/2032	230,000	200,119
Federal National Mortgage Association
Pool BT6823, 2.50%, 10/01/2051	164,006	133,704
Pool BT9030, 2.00%, 08/01/2051	24,478	19,073
Pool BU7102, 2.50%, 12/01/2051	91,806	75,147
Pool BX5065, 5.50%, 01/01/2053	21,063	20,840
Pool CA5354, 3.50%, 03/01/2050	42,622	37,850
Pool CA6435, 3.50%, 07/01/2050	873,695	775,744
Pool CA7248, 2.50%, 10/01/2050	29,404	24,044
Pool CA8026, 2.50%, 12/01/2050	1,257,012	1,031,195
Pool CB0517, 2.50%, 05/01/2051	186,742	152,134
Pool CB1066, 2.50%, 07/01/2051	266,744	219,139
Pool CB1149, 3.00%, 07/01/2051	244,294	208,428
Pool CB1332, 2.50%, 08/01/2051	192,104	157,007
Pool CB2400, 2.50%, 12/01/2051	104,693	85,343
Pool CB3600, 3.50%, 05/01/2052	154,947	138,181
Pool CB4020, 4.00%, 07/01/2052	33,888	31,046
Pool CB4121, 4.00%, 07/01/2052	116,238	106,542
Pool CB4852, 4.50%, 10/01/2052	249,515	235,393
Pool CB5384, 4.50%, 12/01/2052	129,031	121,738
Pool CB5906, 5.50%, 03/01/2053	21,005	20,811
Pool CB6031, 5.00%, 04/01/2053	46,372	44,977
Pool CB6201, 6.00%, 05/01/2053	41,559	41,949
Pool CB6308, 4.50%, 05/01/2053	849,814	803,622
Pool CB6475, 5.00%, 06/01/2053	794,211	771,372
Pool CB6619, 5.50%, 06/01/2053	60,534	59,906
Pool CB7867, 6.50%, 01/01/2054	133,669	137,076
Pool FM9067, 2.50%, 10/01/2051	468,331	382,715
Pool FM9540, 2.00%, 11/01/2051	226,774	177,635
Pool FS0176, 2.50%, 01/01/2052	370,751	304,236
Pool FS0288, 2.00%, 01/01/2052	76,358	59,844
Pool FS0631, 3.00%, 02/01/2052	29,252	24,911
Pool FS2040, 2.00%, 02/01/2052	84,064	65,396
Pool FS2321, 2.50%, 02/01/2052	451,586	371,074
Pool FS2512, 3.50%, 07/01/2052	293,798	261,955
Pool FS2805, 2.50%, 09/01/2052	317,460	259,381
Pool FS3251, 6.00%, 11/01/2052	55,349	56,111
Pool FS3497, 3.50%, 08/01/2052	194,690	172,900
Pool FS3569, 3.00%, 02/01/2052	175,978	149,778
Pool FS4035, 5.00%, 03/01/2053	655,403	636,582
Pool FS4110, 2.50%, 03/01/2052	51,159	41,810
Pool FS4377, 3.00%, 04/01/2052	1,467,107	1,251,654
Pool FS4874, 5.50%, 06/01/2053	20,987	20,912
Pool FS4919, 2.50%, 05/01/2053	490,690	400,765
Pool FS5235, 5.50%, 07/01/2053	190,179	187,970
Pool FS5846, 2.50%, 09/01/2052	75,242	61,355
Pool FS6288, 5.50%, 10/01/2053	22,457	22,302
Pool FS6471, 3.00%, 05/01/2052	90,191	76,735
Pool FS6633, 3.00%, 06/01/2052	421,648	359,160
Pool FS6668, 5.50%, 12/01/2053	578,555	573,773
Pool FS6838, 5.50%, 11/01/2053	58,236	57,617
Pool FS6866, 5.00%, 10/01/2053	286,613	278,241
Pool FS7252, 5.00%, 11/01/2053	160,503	155,425
Pool FS8078, 2.00%, 02/01/2052	98,702	76,776
Pool FS8824, 3.00%, 06/01/2052	76,218	64,847
Pool FS9853, 5.50%, 11/01/2054	448,585	445,587
Pool MA4078, 2.50%, 07/01/2050	224,499	184,661
Pool MA4211, 3.00%, 12/01/2050	23,513	20,164
Pool MA4305, 2.00%, 04/01/2051	184,723	144,301
Pool MA4398, 2.00%, 08/01/2051	66,398	51,807
Pool MA4493, 2.50%, 12/01/2051	22,626	18,463
Pool MA4512, 2.50%, 01/01/2052	79,267	64,712
Pool MA4548, 2.50%, 02/01/2052	123,891	101,105
Pool MA4562, 2.00%, 03/01/2052	113,616	88,303
Pool MA4563, 2.50%, 03/01/2052	102,942	83,999
Pool MA4565, 3.50%, 03/01/2052	32,893	29,221
Pool MA4578, 2.50%, 04/01/2052	684,510	559,734
Pool MA4579, 3.00%, 04/01/2052	221,557	188,500
Pool MA4598, 2.50%, 05/01/2052	305,115	249,437
Pool MA4599, 3.00%, 05/01/2052	125,759	106,983
Pool MA4600, 3.50%, 05/01/2052	2,452,183	2,174,081
Pool MA4624, 3.00%, 06/01/2052	204,772	174,058
Pool MA4625, 3.50%, 06/01/2052	445,169	395,673
Pool MA4626, 4.00%, 06/01/2052	147,332	135,027
Pool MA4653, 3.00%, 07/01/2052	740,413	631,373
Pool MA4654, 3.50%, 07/01/2052	80,256	71,155
Pool MA4655, 4.00%, 07/01/2052	790,941	726,738
Pool MA4684, 4.50%, 06/01/2052	66,551	62,777
Pool MA4698, 3.00%, 08/01/2052	451,858	385,265
Pool MA4700, 4.00%, 08/01/2052	1,548,235	1,422,480
Pool MA4732, 4.00%, 09/01/2052	265,470	243,415
Pool MA4733, 4.50%, 09/01/2052	78,334	73,895
Pool MA4768, 2.50%, 09/01/2052	255,096	208,362
Pool MA4782, 3.50%, 10/01/2052	303,103	269,354
Pool MA4783, 4.00%, 10/01/2052	115,627	105,958
Pool MA4784, 4.50%, 10/01/2052	213,943	201,827
Pool MA4786, 5.50%, 10/01/2052	25,827	25,584
Pool MA4805, 4.50%, 11/01/2052	131,203	123,778
Pool MA4841, 5.00%, 12/01/2052	149,377	144,929
Pool MA4868, 5.00%, 01/01/2053	25,302	24,520
Pool MA4918, 5.00%, 02/01/2053	288,643	280,280
Pool MA4940, 5.00%, 03/01/2053	25,288	24,470
Pool MA4978, 5.00%, 04/01/2053	384,482	373,323
Pool MA5009, 5.00%, 05/01/2053	536,565	520,881
Pool MA5010, 5.50%, 05/01/2053	27,918	27,629
Pool MA5038, 5.00%, 06/01/2053	1,934,785	1,878,230
Pool MA5071, 5.00%, 07/01/2053	353,000	342,681
Pool MA5073, 6.00%, 07/01/2053	218,362	220,434
Pool MA5106, 5.00%, 08/01/2053	421,301	408,986
Pool MA5107, 5.50%, 08/01/2053	296,008	293,630
Pool MA5108, 6.00%, 08/01/2053	63,300	63,893
Pool MA5135, 4.00%, 09/01/2053	22,783	20,847
Pool MA5138, 5.50%, 09/01/2053	747,854	741,808
Pool MA5139, 6.00%, 09/01/2053	1,001,043	1,012,845
Pool MA5165, 5.50%, 10/01/2053	21,491	21,260
Pool MA5166, 6.00%, 10/01/2053	314,190	317,858
Pool MA5192, 6.50%, 11/01/2053	165,515	169,625
Pool MA5215, 5.50%, 12/01/2053	1,624,815	1,610,760
Pool MA5216, 6.00%, 12/01/2053	388,339	392,828
Pool MA5245, 5.00%, 01/01/2054	3,293,106	3,196,843
Pool MA5247, 6.00%, 01/01/2054	19,979	20,151
Pool MA5271, 5.50%, 02/01/2054	352,764	348,658
Pool MA5294, 5.00%, 03/01/2054	1,058,609	1,025,730
Pool MA5296, 5.50%, 03/01/2054	2,204,532	2,178,870
Pool MA5327, 5.00%, 04/01/2054	305,511	296,022
Pool MA5331, 5.50%, 04/01/2054	712,434	705,905
Pool MA5352, 5.00%, 05/01/2054	1,688,941	1,636,484
Pool MA5389, 6.00%, 06/01/2054	118,846	119,822
Pool MA5444, 5.50%, 08/01/2054	126,450	124,978
Pool MA5445, 6.00%, 08/01/2054	52,962	53,401
Pool MA5498, 6.00%, 10/01/2054	360,038	363,903
Pool MA5530, 5.00%, 11/01/2054	222,293	214,850
Pool MA5531, 5.50%, 11/01/2054	104,291	103,077
Ginnie Mae II Pool
Pool MA7936, 2.50%, 03/20/2052	431,871	362,249
Pool MA8151, 4.50%, 07/20/2052	140,591	133,149
Pool MA8201, 4.50%, 08/20/2052	24,243	22,974
Pool MA8800, 5.00%, 04/20/2053	503,775	491,197
Pool MA8801, 5.50%, 04/20/2053	500,422	498,761
Pool MA8877, 4.50%, 05/20/2053	275,912	261,617
Pool MA8947, 5.00%, 06/20/2053	197,953	192,386
Pool MA8948, 5.50%, 06/20/2053	40,734	40,514
Pool MA9016, 5.00%, 07/20/2053	44,472	43,132
Pool MA9018, 6.00%, 07/20/2053	51,657	52,357
Pool MA9240, 5.00%, 10/20/2053	50,553	49,101
Pool MA9241, 5.50%, 10/20/2053	83,024	82,440
Pool MA9304, 5.00%, 11/20/2053	124,566	120,987
Pool MA9539, 4.50%, 03/20/2054	48,006	45,257
Pool MA9541, 5.50%, 03/20/2054	77,926	77,322
Pool MA9603, 4.50%, 04/20/2054	164,842	155,385
Pool MA9605, 5.50%, 04/20/2054	36,440	36,154
Pool MA9726, 6.00%, 06/20/2054	90,192	91,149
Pool MA9780, 6.00%, 07/20/2054	120,913	121,944
Pool MA9963, 4.50%, 10/20/2054	39,354	37,067
Pool MA9964, 5.00%, 10/20/2054	24,565	23,796
Pool MB0092, 5.50%, 12/20/2054	44,442	44,063
Pool MB0204, 5.00%, 02/20/2055	29,827	28,894
Pool MB0206, 6.00%, 02/20/2055	94,153	95,151
Pool MB0308, 5.50%, 04/20/2055	109,714	109,003
Government National Mortgage Association
Series 2020-107, Class AB, 1.00%, 07/20/2050	46,937	35,168
Series 2021-103, Class HE, 2.00%, 06/20/2051	32,243	26,295
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $67,781,060)		67,041,087

ASSET-BACKED SECURITIES - 3.9%	Par	Value
American Airlines Group, Inc.
Series 2015-1, 3.38%, 05/01/2027	61,441	59,571
Series 2016-2, 3.20%, 06/15/2028	519,967	493,466
Series 2016-3, 3.00%, 10/15/2028	59,829	56,188
Series 2019-1, 3.15%, 02/15/2032	169,061	154,834
American Express Travel Related Services Co., Inc.
Series 2024-2, Class A, 5.24%, 04/15/2031	885,000	916,930
Series 2025-2, Class A, 4.28%, 04/15/2030	600,000	600,567
Amur Equipment Finance Receivables LLC, Series 2025-1A, Class D, 5.68%, 08/20/2032 (c)	214,000	214,943
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/2046 (c)	27,902	25,526
Avis Budget Car Rental LLC
Series 2020-2A, Class B, 2.96%, 02/20/2027 (c)	159,000	156,889
Series 2023-2A, Class B, 6.03%, 10/20/2027 (c)	100,000	100,898
Series 2024-1A, Class B, 5.85%, 06/20/2030 (c)	100,000	102,330
Series 2024-2A, Class A, 5.13%, 10/20/2028 (c)	310,000	313,511
Series 2025-1A, Class C, 5.87%, 08/20/2029 (c)	184,000	184,578
BA Credit Card Trust, Series 2024-A1, Class A, 4.93%, 05/15/2029	920,000	932,214
Blue Stream Communications LLC, Series 2024-1A, Class A2, 5.41%, 11/20/2054 (c)	176,000	175,934
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 05/15/2039 (c)	232,822	236,389
Series 2024-2A, Class A, 5.36%, 09/15/2039 (c)	92,439	92,112
Capital One Financial Corp.
Series 2023-A1, Class A, 4.42%, 05/15/2028	241,000	240,473
Series 2024-A1, Class A, 3.92%, 09/15/2029	1,805,000	1,794,462
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.50%, 02/15/2050 (c)	286,190	288,351
CC Towers Guarantor LLC, Series 4.24100, 4.24%, 07/15/2028 (c)	150,000	146,019
CCG Receivables Trust, Series 2025-1, Class B, 4.69%, 10/14/2032 (c)	233,000	232,319
Cloud Capital Holdco LP
Series 2024-1A, Class A2, 5.78%, 11/22/2049 (c)	453,000	454,041
Series 2024-2A, Class A2, 5.92%, 11/22/2049 (c)	135,000	135,389
Consolidated Communications LLC, Series 2025-1A, Class B, 6.51%, 05/20/2055 (c)	308,000	313,593
Crockett Partners Equipment Co. II LLC
Series 2024-1C, Class A, 6.05%, 01/20/2031 (c)	98,424	99,394
Series 2024-1C, Class B, 6.78%, 01/20/2031 (c)	84,848	85,762
Series 2024-2M, Class A, 5.70%, 12/20/2032 (c)	289,424	292,223
Cyrusone Holdco LLC
Series 2023-1A, Class A2, 4.30%, 04/20/2048 (c)	325,000	315,791
Series 2024-1A, Class A2, 4.76%, 03/22/2049 (c)	77,000	74,390
Series 2025-1A, Class A2, 5.91%, 02/20/2050 (c)	270,000	275,317
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39%, 03/22/2030 (c)	250,000	252,085
DigitalBridge Group, Inc., Series 2024-1A, Class A2, 4.99%, 09/15/2049 (c)	455,000	447,613
Driven Brands Holdings, Inc., Series 2024-1A, Class A2, 6.37%, 10/20/2054 (c)	248,125	255,389
Elara Depositor LLC, Series 2023-A, Class A, 6.16%, 02/25/2038 (c)	184,233	188,668
ELFI Graduate Loan Program, Series 2024-A, Class A, 5.56%, 08/25/2049 (c)	131,744	132,770
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/2067 (c)(h)	162,390	140,334
Enterprise Fleet Financing, Series 2025-2, Class A3, 4.41%, 06/20/2029 (c)	295,000	294,962
Exeter Automobile Receivables Trust 2025-1, Series 2025-1A, Class D, 5.49%, 05/15/2031	370,000	373,396
Financial Holding Corp.
Series 2024-D, Class A, 5.34%, 04/15/2029 (c)	104,000	105,401
Series 2025-B, Class A, 4.85%, 02/15/2030 (c)	652,000	659,996
Ford Credit Auto Owner Trust, Series 2024-A, Class B, 5.26%, 11/15/2029	155,000	156,990
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (c)(d)	360,000	364,820
Ford Credit Floorplan LLC, Series 2024-1, Class A1, 5.29%, 04/15/2029 (c)	265,000	269,090
Foundation Finance Trust
Series 2024-2A, Class A, 4.60%, 03/15/2050 (c)	232,263	230,610
Series 2024-2A, Class D, 6.59%, 03/15/2050 (c)	101,000	100,636
Frontier Communications Parent, Inc.
Series 2023-1, Class A2, 6.60%, 08/20/2053 (c)	290,000	294,311
Series 2024-1, Class B, 7.02%, 06/20/2054 (c)	75,000	78,054
GCAT, Series 2021-NQM5, Class A1, 1.26%, 07/25/2066 (c)(h)	204,537	170,761
General Motors Co., Series 2024-1A, Class A1, 5.13%, 03/15/2029 (c)	310,000	313,123
GLS Auto Receivables Trust, Series 2025-2A, Class D, 5.59%, 01/15/2031 (c)	199,000	200,122
GLS Auto Select Receivables Trust
Series 2025-1A, Class B, 5.04%, 02/15/2031 (c)	50,000	50,365
Series 2025-1A, Class C, 5.26%, 03/15/2031 (c)	67,000	67,387
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A3, 4.85%, 12/18/2028	635,000	638,202
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056 (c)	95,420	77,381
GreenSky LLC
Series 2024-1, Class D, 7.33%, 06/25/2059 (c)	100,000	102,986
Series 2025-1A, Class B, 5.39%, 03/25/2060 (c)	186,000	185,687
Hilton Grand Vacations, Inc.
Series 2022-2A, Class A, 4.30%, 01/25/2037 (c)	40,137	39,613
Series 2024-1B, Class A, 5.75%, 09/15/2039 (c)	42,763	43,413
Series 2024-1B, Class B, 5.99%, 09/15/2039 (c)	61,952	62,626
Honda Auto Receivables Owner Trust, Series 2025-1, Class A3, 4.57%, 09/21/2029	323,000	325,480
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032 (c)	179,428	181,446
Island Finance Trust, Series 2025-1A, Class A, 6.54%, 03/19/2035 (c)	107,000	108,235
Jersey Mike's Funding, Series 2024-1A, Class A2, 5.64%, 02/15/2055 (c)	274,313	277,580
JP Morgan Mortgage Trust, Series 2024-HE1, Class A1, 5.83% (30 day avg SOFR US + 1.50%), 08/25/2054 (c)	143,957	143,973
Kubota Credit Owner Trust
Series 2024-2A, Class A4, 5.19%, 05/15/2030 (c)	171,000	174,165
Series 2025-1A, Class A3, 4.67%, 06/15/2029 (c)	393,000	396,084
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, 06/17/2030 (c)	137,000	137,499
Marriott Vacations Worldwide Corp.
Series 2021-2A, Class B, 1.83%, 05/20/2039 (c)	135,710	127,164
Series 2023-1A, Class A, 4.93%, 10/20/2040 (c)	46,840	46,936
Series 2023-1A, Class B, 5.42%, 10/20/2040 (c)	234,199	234,966
Metronet Systems Holdings LLC, Series 2022-1A, Class A2, 6.35%, 10/20/2052 (c)	168,000	170,362
MMAF Equipment Finance LLC, Series 2025-A, Class A3, 4.82%, 08/13/2032 (c)	385,000	389,353
MVW Owner Trust
Series 2024-2A, Class B, 4.58%, 03/20/2042 (c)	194,964	190,091
Series 2024-2A, Class C, 4.92%, 03/20/2042 (c)	125,455	121,483
Series 2025-1A, Class B, 5.21%, 09/22/2042 (c)	123,020	122,868
Series 2025-1A, Class C, 5.75%, 09/22/2042 (c)	99,400	99,515
Navient Student Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069 (c)	301,492	268,493
Series 2024-A, Class A, 5.66%, 10/15/2072 (c)	284,715	287,232
NextGear Floorplan Master Trust, Series 2025-1A, Class A, 4.55%, 02/15/2030 (c)	285,000	285,192
OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, 09/15/2036 (c)	200,000	203,812
Onslow Bay Mortgage Loan Trust, Series 2025-HE1, Class A1, 5.92% (30 day avg SOFR US + 1.60%), 02/25/2055 (c)	382,806	381,734
PHH Arval, Series 2024-1A, Class A1, 5.52%, 05/15/2036 (c)	216,197	217,732
Progress Residential Trust, Series 2024-SFR3, Class C, 3.50%, 06/17/2041 (c)	250,000	232,726
RCKT Mortgage Trust
Series 2024-CES2, Class A1A, 6.14%, 04/25/2044 (c)(h)	73,486	74,062
Series 2025-CES5, Class A1A, 5.69%, 05/25/2055 (c)(d)(i)	275,000	276,128
Santander Consumer USA Holdings, Inc.
Series 2024-1, Class C, 5.45%, 03/15/2030	22,000	22,107
Series 2025-1, Class D, 5.43%, 03/17/2031	410,000	414,062
SBA Depositor LLC, Series 2020-1-2, 2.33%, 01/15/2028 (c)	150,000	139,345
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, 01/20/2032 (c)	325,000	329,443
Sierra Timeshare Conduit Receivables Funding LLC
Series 2021-2A, Class B, 1.80%, 09/20/2038 (c)	13,604	13,263
Series 2024-1A, Class C, 5.94%, 01/20/2043 (c)	101,119	101,622
Series 2024-2A, Class B, 5.29%, 06/20/2041 (c)	166,126	166,484
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 3.09%, 08/17/2048 (c)	35,505	34,584
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/2031 (c)	382,000	385,149
Stack Infrastructure Issuer LLC
Series 2023-3A, Class A2, 5.90%, 10/25/2048 (c)	196,139	197,012
Series 2024-1A, Class A2, 5.90%, 03/25/2049 (c)	152,000	153,757
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/2054 (c)	476,605	481,136
Taco Bell Corp.
Series 2021-1A, Class A2I, 1.95%, 08/25/2051 (c)	245,625	232,333
Series 2021-1A, Class A2II, 2.29%, 08/25/2051 (c)	89,408	80,961
Towd Point Mortgage Trust
Series 2018-2, Class A2, 3.50%, 03/25/2058 (c)(h)	100,000	96,680
Series 2022-4, Class A1, 3.75%, 09/25/2062 (c)	92,368	87,661
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064 (c)(h)	214,093	214,051
Series 2024-CES2, Class A1A, 6.13%, 02/25/2064 (c)(h)	227,686	228,773
Series 2024-CES4, Class A1, 5.12%, 09/25/2064 (c)(d)	225,521	223,861
Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, 11/15/2027 (c)	332,000	337,102
United Airlines, Inc.
5.45%, 02/15/2037	654,256	652,115
Series 2014-1, 4.00%, 04/11/2026	65,108	64,258
Series 2016-2, 2.88%, 10/07/2028	24,945	23,379
Series 2019-2, 2.70%, 05/01/2032	155,919	137,735
Series 2023-1, 5.80%, 01/15/2036	431,802	433,736
Uniti Group LP, Series 2025-1A, Class A2, 5.88%, 04/20/2055 (c)	718,000	730,874
US Bancorp, Series 2025-SUP1, Class C, 6.22% (30 day avg SOFR US + 1.90%), 02/25/2032 (c)	257,784	256,665
Vantage Data Centers Guarantor LLC
Series 2020-1A, Class A2, 1.65%, 09/15/2045 (c)	110,000	108,615
Series 2021-1A, Class A2, 2.17%, 10/15/2046 (c)	125,000	119,640
Verizon Master Trust
Series 2024-3, Class A1A, 5.34%, 04/22/2030	1,695,000	1,727,640
Series 2024-8, Class A1A, 4.62%, 11/20/2030	331,000	334,223
Verus Securitization Trust
Series 2021-3, Class A1, 1.05%, 06/25/2066 (c)(h)	221,653	188,564
Series 2022-7, Class A1, 5.15%, 07/25/2067 (c)(d)	253,462	253,753
Series 2025-3, Class A3, 5.93%, 05/25/2070 (c)(d)	283,403	284,258
Volofin Finance Designated Activity Co., Series 2024-1A, Class A, 5.94%, 06/15/2037 (c)	241,526	242,083
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54%, 11/15/2030 (c)	205,000	206,279
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, 09/19/2039 (c)	275,000	275,561
Wireless PropCo Funding LLC
Series 2025-1A, Class A2, 4.07%, 06/25/2055 (c)	88,000	83,376
Series 2025-1A, Class B, 4.30%, 06/25/2055 (c)	85,000	79,101
Zayo Group LLC, Series 2025-1A, Class A2, 5.65%, 03/20/2055 (c)	275,000	276,968
Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.81%, 04/20/2054 (c)	216,373	224,303
TOTAL ASSET-BACKED SECURITIES (Cost $31,731,856)		31,978,018

FOREIGN CORPORATE BONDS - 3.4%	Par	Value
Airlines - 0.0%(b)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (c)	36,669	36,538
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028 (c)	337,000	334,960
		371,498

Automobiles & Components - 0.0%(b)
Toyota Motor Corp., 2.36%, 03/25/2031	108,000	95,279

Banks - 1.4%
ASB Bank Ltd.
5.35%, 06/15/2026 (c)	323,000	325,177
5.28% to 06/17/2027 then 5 yr. CMT Rate + 2.25%, 06/17/2032 (c)	159,000	159,102
Australia & New Zealand Banking Group Ltd., 4.75%, 01/18/2027	361,000	362,936
Banco Bilbao Vizcaya Argentaria SA, 6.14% to 09/14/2027 then 1 yr. CMT Rate + 2.70%, 09/14/2028	167,000	171,613
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/2027 (c)	349,000	343,660
Banco Santander SA, 6.92%, 08/08/2033	600,000	640,588
Bank of Ireland Group PLC, 6.25% to 09/16/2025 then 1 yr. CMT Rate + 2.65%, 09/16/2026 (c)	452,000	452,585
Bank of Nova Scotia, 4.50%, 12/16/2025	142,000	141,396
Barclays PLC, 6.50% to 09/13/2026 then SOFR + 1.88%, 09/13/2027	200,000	203,734
BNP Paribas SA
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (c)	349,000	325,436
5.50% to 05/20/2029 then SOFR + 1.59%, 05/20/2030 (c)	352,000	357,946
5.89% to 12/05/2033 then SOFR + 1.87%, 12/05/2034 (c)	207,000	215,617
Commonwealth Bank of Australia, 5.84%, 03/13/2034 (c)	892,000	910,461
Credit Agricole SA
5.59%, 07/05/2026 (c)	558,000	565,087
5.13%, 03/11/2027 (c)	254,000	256,454
Federation des Caisses Desjardins du Quebec, 4.55%, 08/23/2027 (c)	4,000	3,992
HSBC Holdings PLC, 6.33% to 03/09/2043 then SOFR + 2.65%, 03/09/2044	1,393,000	1,462,642
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (c)	245,000	251,115
Macquarie Bank Ltd., 3.62%, 06/03/2030 (c)	863,000	801,750
Mitsubishi UFJ Financial Group, Inc., 5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031	238,000	243,948
NatWest Group PLC, 3.07% to 05/22/2027 then 1 yr. CMT Rate + 2.55%, 05/22/2028	200,000	193,550
Societe Generale SA, 1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026 (c)	805,000	789,996
Standard Chartered PLC, 6.19% to 07/06/2026 then 1 yr. CMT Rate + 1.85%, 07/06/2027 (c)	200,000	202,388
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/2028	200,000	204,857
5.80%, 07/13/2028	540,000	560,120
5.71%, 01/13/2030	253,000	262,913
1.71%, 01/12/2031	280,000	236,855
5.77%, 01/13/2033	351,000	364,298
Westpac Banking Corp., 5.51%, 11/17/2025	235,000	235,462
		11,245,678

Capital Goods - 0.1%
Vinci SA, 3.75%, 04/10/2029 (c)	637,000	626,565
Weir Group PLC, 2.20%, 05/13/2026 (c)	281,000	272,815
		899,380

Commercial Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/2026	568,000	550,689
SMBC Aviation Capital Finance DAC, 2.30%, 06/15/2028 (c)	213,000	197,268
		747,957

Consumer Staples Distribution & Retail - 0.0%(b)
Alimentation Couche-Tard, Inc., 3.55%, 07/26/2027 (c)	202,000	197,269

Energy - 0.1%
Aker BP ASA, 6.00%, 06/13/2033 (c)	192,000	192,606
Enbridge, Inc.
5.30%, 04/05/2029	40,000	40,793
5.70%, 03/08/2033	234,000	238,168
5.63%, 04/05/2034 (a)	285,000	287,125
		758,692

Exploration & Production - 0.0%(b)
CNOOC Petroleum North America ULC, 7.88%, 03/15/2032	38,000	44,719

Financial Services - 0.1%
Sumitomo Mitsui Trust Bank Ltd., 5.50%, 03/09/2028 (c)	200,000	204,722
UBS AG, 5.65%, 09/11/2028	250,000	258,760
UBS Group AG
2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026 (c)	65,000	64,825
1.31% to 02/02/2026 then SOFR + 0.98%, 02/02/2027 (c)	13,000	12,671
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (c)	366,000	353,942
		894,920

Food & Beverage - 0.1%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027	699,000	674,695

Food, Beverage & Tobacco - 0.1%
Heineken NV, 3.50%, 01/29/2028 (c)	882,000	862,335

Industrial Other - 0.0%(b)
Triton Container International Ltd., 3.15%, 06/15/2031 (c)	216,000	184,011

Insurance - 0.1%
AIA Group Ltd., 3.20%, 09/16/2040 (c)	213,000	161,185
Fairfax Financial Holdings Ltd., 3.38%, 03/03/2031	253,000	230,704
		391,889

Integrated Oils - 0.0%(b)
BP Capital Markets PLC, 4.38% to 09/22/2025 then 5 yr. CMT Rate + 4.04%, Perpetual	19,000	18,928

Materials - 0.0%(b)
OCI NV, 6.70%, 03/16/2033 (c)	218,000	237,914
Taseko Mines Ltd., 8.25%, 05/01/2030 (c)	14,000	14,365
UPM-Kymmene Oyj, 7.45%, 11/26/2027 (c)	6,000	6,334
Yara International ASA, 3.80%, 06/06/2026 (c)	22,000	21,699
		280,312

Media & Entertainment - 0.0%(b)
Tencent Holdings Ltd., 3.98%, 04/11/2029 (c)	353,000	346,463

Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd., 4.90%, 02/28/2033	328,000	324,563
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/2030 (c)	21,000	20,948
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/2027 (c)	31,098	30,409
		375,920

Railroad - 0.0%(b)
Canadian Pacific Railway Co., 2.88%, 11/15/2029	33,000	30,621

Real Estate Management & Development - 0.0%(b)
Mitsui Fudosan Co. Ltd., 3.65%, 07/20/2027 (a)(c)	347,000	339,464

Retail - Consumer Staples - 0.0%(b)
Viterra Finance BV, 2.00%, 04/21/2026 (c)	201,000	195,343

Semiconductors & Semiconductor Equipment - 0.4%
Renesas Electronics Corp., 2.17%, 11/25/2026 (c)	376,000	360,701
SK Hynix, Inc.
6.38%, 01/17/2028 (a)(c)	1,290,000	1,341,219
5.50%, 01/16/2029 (c)	1,156,000	1,180,640
		2,882,560

Supermarkets & Pharmacies - 0.1%
CK Hutchison International 17 Ltd., 3.50%, 04/05/2027 (c)	290,000	284,072
CK Hutchison International 19 Ltd., 3.63%, 04/11/2029 (c)	280,000	268,989
		553,061

Telecommunication Services - 0.0%(b)
Rogers Communications, Inc., 7.50%, 08/15/2038	198,000	224,231
Vodafone Group PLC, 5.75%, 02/10/2063	87,000	79,362
		303,593

Transportation - 0.1%
AP Moller - Maersk AS, 5.88%, 09/14/2033 (c)	1,006,000	1,041,207

Utilities - 0.4%
E.ON International Finance BV, 6.65%, 04/30/2038 (c)	161,000	173,984
Electricite de France SA
3.63%, 10/13/2025 (c)	296,000	293,911
5.70%, 05/23/2028 (c)	349,000	357,705
6.95%, 01/26/2039 (c)	243,000	266,177
6.90%, 05/23/2053 (c)	236,000	246,896
Enel Finance International NV, 1.63%, 07/12/2026 (c)(d)	577,000	557,900
Korea Electric Power Corp., 4.00%, 06/14/2027 (c)	703,000	696,710
National Grid PLC, 5.42%, 01/11/2034	295,000	296,654
		2,889,937

Wireline Telecommunications Services - 0.2%
British Telecommunications PLC, 5.13%, 12/04/2028	658,000	670,659
NTT Finance Corp., 4.24%, 07/25/2025 (a)(c)	599,000	598,764
		1,269,423
TOTAL FOREIGN CORPORATE BONDS (Cost $27,541,793)		27,895,154

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.5%	Par	Value
BANK-2019, Series 2019-BN17, Class C, 4.51%, 04/15/2052 (h)	235,000	219,025
BANK-2024, Series 2024-BNK47, Class A5, 5.72%, 06/15/2057	745,000	775,172
BANK-2025, Series 2025-BNK50, Class A5, 5.65%, 05/15/2068 (i)	245,000	251,702
BANK5 Trust
Series 2023-5YR2, Class C, 7.16%, 07/15/2056 (h)	85,000	87,462
Series 2024-5YR12, Class C, 6.30%, 12/15/2057 (h)	255,000	257,625
Series 2024-5YR5, Class B, 6.54%, 02/15/2029 (h)	69,000	70,944
Series 2024-5YR7, Class B, 6.94%, 06/15/2057	201,000	210,384
Series 2024-5YR8, Class A3, 5.88%, 08/15/2057	570,000	592,451
Series 2025-5YR13, Class A3, 5.75%, 01/15/2058 (h)	350,000	362,375
BBCMS Trust
Series 2018-TALL, Class B, 5.50% (1 mo. Term SOFR + 1.17%), 03/15/2037 (c)	100,000	91,556
Series 2024-5C31, Class C, 5.76%, 12/15/2057 (h)	59,000	58,254
Series 2024-C24, Class C, 6.00%, 02/15/2057	225,000	218,032
Benchmark Mortgage Trust
Series 2019-B15, Class AS, 3.23%, 12/15/2072	25,000	22,506
Series 2023-B40, Class C, 7.41%, 12/15/2056 (h)	111,000	116,631
Series 2023-V2, Class C, 6.77%, 05/15/2055 (h)	178,000	181,150
Series 2023-V3, Class C, 7.17%, 07/15/2056 (h)	131,000	133,508
Series 2024-V6, Class C, 6.67%, 03/15/2057	140,000	142,379
Series 2024-V6, Class D, 4.00%, 03/15/2057	48,000	41,756
Series 2024-V7, Class B, 6.85%, 05/15/2056 (h)	135,000	141,367
Series 2025-V13, Class A4, 5.82%, 02/15/2058 (h)	290,000	301,827
BMO Mortgage Trust
Series 2024-5C3, Class B, 6.56%, 02/15/2057 (h)	68,000	70,121
Series 2024-5C4, Class A3, 6.53%, 05/15/2057 (h)	850,000	899,754
Series 2024-5C8, Class C, 5.74%, 12/15/2057 (h)	36,000	35,813
Series 2024-C8, Class C, 6.23%, 03/15/2057 (h)	265,000	267,227
Series 2025-5C10, Class C, 6.49%, 05/15/2058 (h)	84,000	84,716
Series 2025-C12, Class A5, 5.87%, 06/15/2058	325,000	340,074
Brookfield Properties Retail Holding LLC, Series 2024-SHOW, Class B, 5.64%, 10/10/2041 (c)(h)	170,000	170,789
BX Trust
Series 2019-OC11, Class C, 3.86%, 12/09/2041 (c)	285,000	265,945
Series 2021-VOLT, Class D, 6.09% (1 mo. Term SOFR + 1.76%), 09/15/2036 (c)	198,000	196,406
Series 2021-VOLT, Class F, 6.84% (1 mo. Term SOFR + 2.51%), 09/15/2036 (c)	175,000	173,307
Series 2024-XL5, Class D, 7.02% (1 mo. Term SOFR + 2.69%), 03/15/2041 (c)	210,613	210,484
Series 2025-LIFE, Class A, 5.88%, 06/13/2047 (c)(h)	325,000	328,924
Chase Mortgage Finance Corp.
Series 2024-11, Class A4, 6.00%, 11/25/2055 (c)(h)	350,331	353,063
Series 2024-2, Class A6A, 6.00%, 02/25/2055 (c)(h)	64,025	63,993
Series 2024-4, Class A6, 6.00%, 03/25/2055 (c)(h)	230,739	230,803
Series 2025-1, Class A4, 6.00%, 11/25/2055 (c)(h)	344,874	346,924
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class C, 6.36%, 07/10/2028 (c)(h)	200,000	204,015
Commercial Mortgage Pass Through Certificates
Series 2024-277P, Class B, 7.00%, 08/10/2044 (c)(h)	213,000	224,727
Series 2024-CBM, Class D, 7.93%, 12/10/2041 (c)(h)	100,000	102,643
Computershare Corporate Trust
Series 2017-C39, Class B, 4.03%, 09/15/2050	246,000	230,096
Series 2024-1CHI, Class C, 6.23%, 07/15/2035 (c)(h)	205,000	205,794
Connecticut Avenue Securities Trust 2025-R02, Series 2025-R02, Class 1M2, 5.92% (30 day avg SOFR US + 1.60%), 02/25/2045 (c)	145,000	145,089
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 08/15/2048	224,286	222,389
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A1, 5.04%, 10/25/2069 (c)(d)	172,941	170,862
Series 2024-INV2, Class A3, 5.44%, 10/25/2069 (c)(d)	98,961	97,907
ELM Trust
Series 2024-ELM, Class D10, 6.63%, 06/10/2039 (c)(h)	180,000	180,257
Series 2024-ELM, Class D15, 6.67%, 06/10/2039 (c)(h)	123,000	123,178
Fannie Mae Connecticut Avenue Securities
Series 2021-R03, Class 1B1, 7.07% (30 day avg SOFR US + 2.75%), 12/25/2041 (c)	100,000	101,831
Series 2022-R02, Class 2M1, 5.52% (30 day avg SOFR US + 1.20%), 01/25/2042 (c)	15,179	15,138
Series 2022-R02, Class 2M2, 7.32% (30 day avg SOFR US + 3.00%), 01/25/2042 (c)	500,000	512,049
Series 2022-R07, Class 1M2, 8.97% (30 day avg SOFR US + 4.65%), 06/25/2042 (c)	55,000	58,447
Series 2023-R06, Class 1M2, 7.02% (30 day avg SOFR US + 2.70%), 07/25/2043 (c)	500,000	517,806
Series 2024-R03, Class 2M2, 6.27% (30 day avg SOFR US + 1.95%), 03/25/2044 (c)	420,000	425,624
Series 2024-R04, Class 1M2, 5.97% (30 day avg SOFR US + 1.65%), 05/25/2044 (c)	99,000	99,302
FIVE 2023-V1 Mortgage Trust
Series 2023-V1, Class B, 6.30%, 02/10/2056 (h)	65,000	66,507
Series 2023-V1, Class C, 6.30%, 02/10/2056 (h)	62,909	63,313
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class B1, 7.97% (30 day avg SOFR US + 3.65%), 11/25/2041 (c)	500,000	516,426
Series 2022-DNA1, Class M2, 6.82% (30 day avg SOFR US + 2.50%), 01/25/2042 (c)	100,000	101,724
Series 2022-DNA3, Class M2, 8.67% (30 day avg SOFR US + 4.35%), 04/25/2042 (c)	562,000	593,017
Series 2022-DNA5, Class M1B, 8.82% (30 day avg SOFR US + 4.50%), 06/25/2042 (c)	150,000	159,316
Series 2022-HQA2, Class M1B, 8.32% (30 day avg SOFR US + 4.00%), 07/25/2042 (c)	100,000	105,423
Series 2024-DNA1, Class M2, 6.27% (30 day avg SOFR US + 1.95%), 02/25/2044 (c)	500,000	507,680
Series 2025-HQA1, Class M2, 5.97% (30 day avg SOFR US + 1.65%), 02/25/2045 (c)	214,000	214,061
Great Wolf Trust 2024-WOLF, Series 2024-WOLF, Class D, 7.22% (1 mo. Term SOFR + 2.89%), 03/15/2039 (c)	300,000	299,402
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class C, 5.95%, 01/13/2040 (c)(h)	100,000	102,015
Series 2025-SPRL, Class D, 6.34%, 01/13/2040 (c)(h)	100,000	102,342
Series 2025-SPRL, Class E, 6.68%, 01/13/2040 (c)(h)	100,000	101,849
IRV Trust, Series 2025-200P, Class C, 5.73%, 03/14/2047 (c)(h)	234,000	226,568
JP Morgan Chase Commercial Mortgage Securities
Series 2017-JP5, Class ASB, 3.55%, 03/15/2050	544,630	538,508
Series 2022-OPO, Class B, 3.38%, 01/05/2039 (c)	150,000	133,544
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/2048	42,476	42,188
Madison Avenue Trust, Series 2015-11MD, Class D, 3.55%, 09/10/2035 (c)(h)	129,000	122,279
Manhattan West, Series 2020-1MW, Class D, 2.33%, 09/10/2039 (c)(h)	249,000	228,244
Morgan Stanley Capital I, Inc., Series 2018-H4, Class C, 5.05%, 12/15/2051 (h)	25,000	22,906
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.17%, 02/10/2047 (c)(h)	100,000	99,450
ONNI Commerical Mortgage Trust
Series 2024-APT, Class C, 6.43%, 07/15/2039 (c)(h)	215,000	219,650
Series 2024-APT, Class D, 7.00%, 07/15/2039 (c)(h)	160,000	165,119
Onslow Bay Mortgage Loan Trust
Series 2021-NQM3, Class A1, 1.05%, 07/25/2061 (c)(h)	290,005	235,088
Series 2023-NQM7, Class A1, 6.84%, 04/25/2063 (c)(d)	185,331	187,090
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064 (c)(d)	373,563	369,397
Series 2024-NQM14, Class A3, 5.35%, 09/25/2064 (c)(d)	129,935	128,541
Series 2024-NQM4, Class A1, 6.07%, 01/25/2064 (c)(d)	196,597	197,184
Series 2025-NQM7, Class A2, 5.76%, 05/25/2055 (c)(d)	160,660	161,188
Series 2025-NQM7, Class A3, 5.86%, 05/25/2055 (c)(d)	162,631	163,162
RCKT Mortgage Trust, Series 2023-CES3, Class A1A, 7.11%, 11/25/2043 (c)(h)	327,619	332,648
RFR Trust, Series 2025-SGRM, Class A, 5.38%, 03/11/2041 (c)(h)	158,000	159,508
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (c)	354,000	366,470
Sequoia Mortgage Trust, Series 2024-7, Class A12, 5.50%, 08/25/2054 (c)(h)	118,566	117,788
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061 (c)(h)	69,845	59,535
Stellar Management
Series 2025-IP, Class A, 5.25%, 06/10/2042 (c)(h)(i)	103,000	102,742
Series 2025-IP, Class D, 6.31%, 06/10/2042 (c)(h)(i)	83,000	82,792
Series 2025-IP, Class E, 6.85%, 06/10/2042 (c)(h)(i)	60,000	59,850
STWD Trust, Series 2021-FLWR, Class A, 5.02% (1 mo. Term SOFR + 0.69%), 07/15/2036 (c)	114,181	113,849
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-C64, Class A5, 5.65%, 02/15/2058	645,000	666,846
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,076,901)		20,186,812

U.S. GOVERNMENT AGENCY ISSUES - 1.2%	Par	Value
Federal Farm Credit Banks Funding Corp
4.88%, 08/28/2026	5,000	5,033
4.50%, 03/26/2027	10,000	10,071
1.00%, 08/03/2027	25,000	23,382
0.86%, 10/05/2027	44,000	40,806
4.25%, 12/15/2028	63,000	63,528
1.55%, 03/15/2029	8,000	7,274
4.13%, 03/20/2029	10,000	9,992
4.97%, 03/27/2029	10,000	10,000
1.19%, 07/16/2029	7,000	6,220
1.14%, 08/20/2029	30,000	26,477
1.23%, 09/10/2029	71,000	62,810
1.74%, 06/03/2030	1,280,000	1,139,269
1.25%, 06/24/2030	21,000	18,115
1.60%, 07/15/2030	33,000	29,012
1.55%, 07/26/2030	134,000	117,413
1.15%, 08/12/2030	25,000	21,369
1.24%, 09/03/2030	671,000	576,225
1.32%, 09/09/2030	22,000	18,919
1.22%, 09/23/2030	1,201,000	1,028,089
1.30%, 02/03/2031	35,000	29,778
1.67%, 03/03/2031	31,000	26,813
2.02%, 04/01/2031	72,000	63,276
4.75%, 05/02/2031	257,000	265,525
1.88%, 06/16/2031	22,000	19,144
3.30%, 03/23/2032	9,000	8,349
1.69%, 08/20/2035	196,000	145,780
1.68%, 09/17/2035	55,000	40,791
2.10%, 02/25/2036	21,000	16,107
5.67%, 09/12/2044	362,000	358,736
Federal Home Loan Banks
2.50%, 12/10/2027	140,000	134,980
3.00%, 03/10/2028	10,000	9,748
3.25%, 06/09/2028	140,000	137,459
4.50%, 03/09/2029	250,000	254,853
2.13%, 12/14/2029	150,000	137,498
1.50%, 03/14/2031	1,760,000	1,522,785
4.75%, 03/10/2034	165,000	167,318
Federal Home Loan Mortgage Corp
4.65%, 01/14/2027	415,000	414,770
4.75%, 02/28/2028	924,000	923,662
0.00%, 12/17/2029 (g)	535,000	445,684
Tennessee Valley Authority
4.88%, 01/15/2048	716,000	665,073
5.25%, 02/01/2055	235,000	222,691
4.25%, 09/15/2065	229,000	178,860
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $9,425,316)		9,403,684

FOREIGN GOVERNMENT AGENCY ISSUES - 1.1%	Par	Value
Asian Development Bank
1.50%, 01/20/2027	330,000	317,084
3.75%, 04/25/2028	135,000	134,134
Corp. Andina de Fomento, 5.00%, 01/22/2030	360,000	369,022
Indonesia Government International Bond, 5.25%, 01/15/2030	274,000	281,817
Inter-American Development Bank
1.50%, 01/13/2027	411,000	395,002
4.13%, 02/15/2029	208,000	208,699
3.75%, 06/14/2030	730,000	722,787
Inter-American Investment Corp., 4.25%, 04/01/2030	870,000	874,724
International Bank for Reconstruction & Development
0.88%, 07/15/2026	402,000	387,989
1.38%, 04/20/2028	93,000	86,261
4.50%, 06/26/2028	747,000	745,434
5.75%, 05/02/2034	3,260,000	3,287,382
International Finance Corp., 4.38%, 01/15/2027	56,000	56,173
Kreditanstalt fuer Wiederaufbau, 3.75%, 07/15/2030	480,000	475,166
Nordic Investment Bank, 3.75%, 05/09/2030	510,000	505,109
Province of British Columbia Canada, 4.75%, 06/12/2034	240,000	240,211
Province of Ontario Canada, 5.05%, 04/24/2034	275,000	282,333
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $9,320,970)		9,369,327

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.0%	Par	Value
Brazilian Government International Bond, 6.13%, 03/15/2034	420,000	410,776
Chile Government International Bond, 5.65%, 01/13/2037	585,000	594,418
Colombia Government International Bond, 3.00%, 01/30/2030	250,000	214,000
Costa Rica Government International Bond, 7.16%, 03/12/2045	420,000	431,269
Guatemala Government Bond, 6.55%, 02/06/2037 (c)	415,000	416,025
Indonesia Government International Bond
5.25%, 01/17/2042 (c)	200,000	192,732
4.30%, 03/31/2052	400,000	319,819
4.45%, 04/15/2070	207,000	160,673
Mexico Government International Bond
6.00%, 05/13/2030	205,000	210,397
6.00%, 05/07/2036	349,000	334,813
5.55%, 01/21/2045	140,000	120,487
6.34%, 05/04/2053	403,000	354,781
6.40%, 05/07/2054	333,000	294,445
7.38%, 05/13/2055	599,000	593,087
Oman Government International Bond, 6.50%, 03/08/2047 (c)	405,000	397,054
Panama Government International Bond, 2.25%, 09/29/2032	200,000	147,281
Paraguay Government International Bond, 5.40%, 03/30/2050 (c)	460,000	388,240
Peruvian Government International Bond
3.00%, 01/15/2034	157,000	130,838
3.30%, 03/11/2041	141,000	102,398
3.55%, 03/10/2051	140,000	93,915
Philippine Government International Bond
7.75%, 01/14/2031	211,000	243,884
6.38%, 10/23/2034	394,000	430,022
Province of Quebec Canada, 4.25%, 09/05/2034	310,000	299,595
Republic of Poland Government International Bond
4.63%, 03/18/2029	15,000	15,078
5.50%, 03/18/2054	946,000	858,694
Republic of South Africa Government International Bond, 5.00%, 10/12/2046	200,000	135,022
Romanian Government International Bond, 6.13%, 01/22/2044 (c)	100,000	85,582
Uruguay Government International Bond
4.38%, 01/23/2031	104,000	102,620
4.13%, 11/20/2045	138,000	114,254
4.98%, 04/20/2055	324,000	279,213
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $8,697,424)		8,471,412

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 0.3%	Par	Value
Banc of America Re-Remic Trust, Series 2024-BHP, Class B, 7.23% (1 mo. Term SOFR + 2.90%), 08/15/2039 (c)	217,000	218,758
BLP Commercial Mortgage Trust, Series 2025-IND, Class D, 6.58% (1 mo. Term SOFR + 2.25%), 03/15/2042 (c)	216,000	212,261
BX Trust
Series 2024-VLT4, Class E, 7.22% (1 mo. Term SOFR + 2.89%), 07/15/2029 (c)	213,000	210,130
Series 2025-ROIC, Class D, 6.32% (1 mo. Term SOFR + 1.99%), 03/15/2030 (c)	352,000	345,817
CONE Trust, Series 2024-DFW1, Class D, 7.37% (1 mo. Term SOFR + 3.04%), 08/15/2041 (c)	92,000	91,780
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 6.58% (1 mo. Term SOFR + 2.25%), 03/15/2042 (c)	466,000	465,056
Morgan Stanley ABS Capital I, Inc., Series 2021-230P, Class B, 5.89% (1 mo. Term SOFR + 1.56%), 12/15/2038 (c)	98,000	91,697
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.77% (1 mo. Term SOFR + 2.44%), 02/15/2042 (c)	100,000	97,458
ORL Trust, Series 2024-GLKS, Class C, 6.62% (1 mo. Term SOFR + 2.29%), 12/15/2039 (c)	408,000	406,539
SDAL Trust, Series 2025-DAL, Class C, 8.27% (1 mo. Term SOFR + 3.94%), 04/15/2042 (c)	247,000	246,949
SFO Commercial Mortgage Trust, Series 2021-555, Class D, 6.84% (1 mo. Term SOFR + 2.51%), 05/15/2038 (c)	49,000	47,651
SREIT Trust, Series 2021-PALM, Class A, 5.03% (1 mo. Term SOFR + 0.70%), 10/15/2034 (c)	175,000	173,810
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $2,620,771)		2,607,906

SHORT-TERM INVESTMENTS - 7.7%		Value
Investments Purchased with Proceeds from Securities Lending - 6.7%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.44% (j)	55,386,050	55,386,050

Money Market Funds - 1.0%	Shares
First American Government Obligations Fund - Class X, 4.23% (j)	7,894,599	7,894,599
TOTAL SHORT-TERM INVESTMENTS (Cost $63,280,649)		63,280,649

TOTAL INVESTMENTS - 106.3% (Cost $874,186,813)		871,873,268
Liabilities in Excess of Other Assets - (6.3)%		(51,788,754)
TOTAL NET ASSETS - 100.0%		$820,084,514
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
JSC - Public Joint Stock Company
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

(a)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $54,279,504 which represented 6.6% of net assets.
(b)	Represents less than 0.05% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $112,351,371 or 13.7% of the Fund’s net assets.

(d)	Step coupon bond. The rate disclosed is as of May 31, 2025.
(e)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2025.

(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Zero coupon bonds make no periodic interest payments.
(h)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of May 31, 2025.

(i)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $773,214 or 0.1% of net assets as of May 31, 2025.

(j)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

ActivePassive Core Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3^	Total
Investments:
U.S. Treasury Securities	–	232,949,718	–	232,949,718
Exchange Traded Funds	214,071,285	–	–	214,071,285
Corporate Bonds	–	184,618,216	–	184,618,216
Agency Commercial Mortgage Backed Securities	–	67,041,087	–	67,041,087
Asset-Backed Securities	–	31,701,890	276,128	31,978,018
Foreign Corporate Bonds	–	27,895,154	–	27,895,154
Collateralized Mortgage Obligations	–	19,689,726	497,086	20,186,812
U.S. Government Agency Issues	–	9,403,684	–	9,403,684
Foreign Government Agency Issues	–	9,369,327	–	9,369,327
Foreign Government Debt Obligations	–	8,471,412	–	8,471,412
Non-Agency Commercial Mortgage Backed Securities	–	2,607,906	–	2,607,906
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	55,386,050
Money Market Funds	7,894,599	–	–	7,894,599
Total Investments	221,965,884	593,748,120	773,214	871,873,268

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $55,386,050 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

^	The fund measures Level 3 activity as of the end of each financial reporting period.

As of May 31, 2025, the Fund held Level 3 investments that were valued at the most recent trade price in an inactive market.  The Level 3 investments in securities represented less than 1% of the Fund’s net assets and were not considered a significant portion of the Fund’s portfolio. As the Level 3 investments were not considered significant to the financial statements, a reconciliation of Level 3 investments for the period ended May 31, 2025 is not presented.